EQUITY
--------------------------------------------------------------------------------
                                                                          GROWTH
--------------------------------------------------------------------------------
                                                                      AND INCOME
--------------------------------------------------------------------------------
                                                                            FUND
--------------------------------------------------------------------------------



                                                                   ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                               DECEMBER 31, 1995

                                                     Insurance Management Series






[LOGO] FEDERATED SECURITIES CORP.               --------------------------------
       DISTRIBUTOR
                                                --------------------------------
       A subsidiary of FEDERATED INVESTORS
                                                --------------------------------
       FEDERATED INVESTORS TOWER
       PITTSBURGH, PA 15222-3779                --------------------------------

       Cusip 458043502
       G00843-01 (2/96)    [RECYCLED LOGO]



PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Annual Report to Shareholders for Equity Growth and Income Fund, a portfolio of Insurance Management Series, for the twelve-month period ended December 31, 1995. The report begins with the management discussion and analysis by the fund's portfolio manager. Following the management discussion and analysis is a complete listing of the fund's holdings and its financial statements.

Equity Growth and Income Fund helps your money earn income and grow in value by investing in a portfolio of high-quality stocks. Many of these stocks are issued by companies whose names you will recognize. At the end of the period, the fund's portfolio included Du Pont, Mattel, Avon, Philip Morris, RJR Nabisco, Reebok, Chevron, Texaco, American Express, Bristol-Myers Squib, General Electric, Sears, Hewlett-Packard, and AT&T to name a few.

Consistent with a highly favorable environment for stocks during 1995, the fund delivered a total return of 33.71%* during the twelve-month period ended December 31, 1995. The fund's net asset value increased significantly, from $9.74 at the beginning of the period to $12.80 at the period's end. Dividends totaled $0.20 per share, while net realized and unrealized gains totaled $3.06 per share during the period. At the end of the twelve-month report period, total assets grew to reach $48.5 million.

Thank you for participating in the growth and income opportunities of U.S. stocks through Equity Growth and Income Fund. We look forward to keeping you informed about your investment's progress.

Sincerely,

J. Christopher Donahue
President
February 15, 1996

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.



EQUITY GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS

In the fiscal year ended December 31, 1995, the U.S. stock market advanced strongly, with the Standard & Poor's 500 Index* ("S&P 500") recording a total return of 37.6%. This compares to a modest 1.3% total return for the twelve months ended December 31, 1994. Total return for Equity Growth and Income Fund for the fiscal year ended December 31, 1995, was 33.71%** versus 30.8% for the average Lipper Growth and Income Fund.

Recent market strength was concentrated in large-capitalization stocks which substantially influence the performance of the S&P 500. In contrast, the Standard & Poor's 600 Small Cap Index*, a popular benchmark for small-capitalization stocks, had a total return of only 29.9% for the year ended December 31, 1995.

Market strength over the past year has been largely due to declining interest rates and continuing strong growth in corporate profits. The 30-year U.S. Treasury bond yield has declined from 8.1% to roughly 6.2%. Aggregate corporate earnings for U.S. companies have shown 12%-15% gains in the past three quarters versus 1994. The consensus forecast at this time is for a rather benign inflation and interest rate environment and moderate real growth in U.S. economic activity, perhaps at the 2.0%-2.5% level (annual rate). This backdrop and the substantial rise in the stock market over the past year dictates increased selectivity in stock selection at this time.

The best performing sector over the past year has been Technology, although many stocks in this area have experienced corrections over the past few months. We reduced our weighting in Technology a few months ago, but remain modestly overweight relative to the S&P 500, given the excellent long-term outlook. The Finance sector has also performed well over the past year and the fund continues to have a significant exposure to this group.

As part of our portfolio management process in determining relative sector weightings, we also attempt to identify underlying investment themes. Some companies fit more than one theme. At this time, the major themes in the fund's portfolio are as follows:

(1)  Beneficiaries of corporate "restructuring" such as AT&T, ITT, and CIGNA;

(2) Industry consolidation--Lockheed Martin in the Aerospace/defense industry and First Interstate in banking are examples;

(3) Companies which generate significant excess cash flow such as Philip Morris and FMC;

 * The Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. The Standard & Poor's 600 Small Cap Index is an unmanaged index of 600 smaller capitalization stocks. These indices are unmanaged and actual investments cannot be made in indices.
** Performance quoted represents past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


(4) Dominant companies with superior management such as General Electric, Citicorp and Philip Morris; and

(5) The Technology revolution--major "plays" include Hewlett Packard, IBM, and General Motors, Class "E" (EDS).

While some market observers express concern with overvaluation in the current market, we believe good long-term values can be identified by our disciplined process and careful fundamental research. An important part of our process is our emphasis on controlling risk through diversification and attention to valuation of individual stocks.



EQUITY GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

          GROWTH OF $10,000 INVESTED IN EQUITY GROWTH AND INCOME FUND

     The graph below illustrates the hypothetical investment of $10,000 in the Equity Growth and Income Fund (the "Fund") from February 10, 1994 (start of performance), to December 31, 1995, compared to the Standard & Poor's 500 Index (S&P 500)+, and the Lipper Growth and Income Funds Average (LGIFA).+
GRAPHIC REPRESENTATION A1 OMITTED. SEE APPENDIX.



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 *The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LGIFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

+The LGIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.



EQUITY GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

   SHARES                                                                                                VALUE
STOCKS--88.6% -------------------------------------------------------------------------------------
              BASIC INDUSTRY--8.3%
              -------------------------------------------------------------------------------------
      38,800  Allegheny Ludlum Corp.                                                                 $     717,800
              -------------------------------------------------------------------------------------
      17,100  Aluminum Co. of America                                                                      904,162
              -------------------------------------------------------------------------------------
      16,000  Du Pont (E.I.) de Nemours & Co.                                                            1,118,000
              -------------------------------------------------------------------------------------
       4,500  Eastman Chemical Co.                                                                         281,812
              -------------------------------------------------------------------------------------
      13,300  International Paper Co.                                                                      503,737
              -------------------------------------------------------------------------------------
      15,000  Praxair, Inc.                                                                                504,375
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      4,029,886
              -------------------------------------------------------------------------------------  -------------
              CONSUMER DURABLES--2.7%
              -------------------------------------------------------------------------------------
      25,000  Mattel, Inc.                                                                                 768,750
              -------------------------------------------------------------------------------------
      25,400  Volvo, ADR                                                                                   523,081
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      1,291,831
              -------------------------------------------------------------------------------------  -------------
              CONSUMER NON-DURABLES--7.5%
              -------------------------------------------------------------------------------------
      10,400  Avon Products, Inc.                                                                          783,900
              -------------------------------------------------------------------------------------
      15,300  IBP, Inc.                                                                                    772,650
              -------------------------------------------------------------------------------------
      16,500  Philip Morris Cos., Inc.                                                                   1,493,250
              -------------------------------------------------------------------------------------
       5,100  RJR Nabisco Holdings Corp.                                                                   157,463
              -------------------------------------------------------------------------------------
      15,500  Reebok International Ltd.                                                                    437,875
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      3,645,138
              -------------------------------------------------------------------------------------  -------------
              ENERGY MINERALS--6.1%
              -------------------------------------------------------------------------------------
      15,800  Chevron Corp.                                                                                829,500
              -------------------------------------------------------------------------------------
       1,800  Mobil Corp.                                                                                  201,600
              -------------------------------------------------------------------------------------
      20,500  Occidental Petroleum Corp.                                                                   438,188
              -------------------------------------------------------------------------------------
      11,200  Texaco, Inc.                                                                                 879,200
              -------------------------------------------------------------------------------------
      32,000  USX Marathon Group                                                                           624,000
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      2,972,488
              -------------------------------------------------------------------------------------  -------------



EQUITY GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

   SHARES                                                                                                VALUE
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------------
              FINANCE--15.5%
              -------------------------------------------------------------------------------------
      20,408  Allstate Corp.                                                                         $     839,279
              -------------------------------------------------------------------------------------
      10,400  American Express Co.                                                                         430,300
              -------------------------------------------------------------------------------------
       9,700  Bank of Boston Corp.                                                                         448,625
              -------------------------------------------------------------------------------------
       9,400  CIGNA Corp.                                                                                  970,550
              -------------------------------------------------------------------------------------
      10,700  Chemical Banking Corp.                                                                       628,625
              -------------------------------------------------------------------------------------
      17,157  Citicorp                                                                                   1,153,808
              -------------------------------------------------------------------------------------
      13,400  Dean Witter, Discover & Co.                                                                  629,800
              -------------------------------------------------------------------------------------
      19,100  Mellon Bank Corp.                                                                          1,026,625
              -------------------------------------------------------------------------------------
      12,500  Providian Corp.                                                                              509,375
              -------------------------------------------------------------------------------------
      13,550  Travelers Group, Inc.                                                                        851,956
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      7,488,943
              -------------------------------------------------------------------------------------  -------------
              HEALTH CARE--9.2%
              -------------------------------------------------------------------------------------
       8,700  American Home Products Corp.                                                                 843,900
              -------------------------------------------------------------------------------------
      14,400  Becton, Dickinson & Co.                                                                    1,080,000
              -------------------------------------------------------------------------------------
      14,900  Bristol-Myers Squibb Co.                                                                   1,279,537
              -------------------------------------------------------------------------------------
      11,900  Merck & Co., Inc.                                                                            782,425
              -------------------------------------------------------------------------------------
       8,900  Smithkline Beecham Corp., ADR                                                                493,950
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      4,479,812
              -------------------------------------------------------------------------------------  -------------
              PRODUCER MANUFACTURING--8.9%
              -------------------------------------------------------------------------------------
       9,200  (a)FMC Corp.                                                                                 622,150
              -------------------------------------------------------------------------------------
      16,300  General Electric Co.                                                                       1,173,600
              -------------------------------------------------------------------------------------
      12,000  Loews Corp.                                                                                  940,500
              -------------------------------------------------------------------------------------
      10,500  Philips Electronics N.V., ADR                                                                376,688
              -------------------------------------------------------------------------------------
      13,700  Textron, Inc.                                                                                924,750
              -------------------------------------------------------------------------------------
      18,200  Westinghouse Electric Corp.                                                                  300,300
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      4,337,988
              -------------------------------------------------------------------------------------  -------------



EQUITY GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

   SHARES                                                                                                VALUE
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------------
              RETAIL TRADE--2.8%
              -------------------------------------------------------------------------------------
      17,800  American Stores Co.                                                                    $     476,150
              -------------------------------------------------------------------------------------
      22,000  Sears, Roebuck & Co.                                                                         858,000
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      1,334,150
              -------------------------------------------------------------------------------------  -------------
              SERVICES--2.7%
              -------------------------------------------------------------------------------------
      18,500  Baker Hughes, Inc.                                                                           450,938
              -------------------------------------------------------------------------------------
       6,300  Gannett Co., Inc.                                                                            386,662
              -------------------------------------------------------------------------------------
       9,200  (a)Western Atlas, Inc.                                                                       464,600
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      1,302,200
              -------------------------------------------------------------------------------------  -------------
              TECHNOLOGY--16.0%
              -------------------------------------------------------------------------------------
       5,000  (a)DST Systems, Inc.                                                                         142,500
              -------------------------------------------------------------------------------------
      23,200  General Motors Corp., Class E                                                              1,206,400
              -------------------------------------------------------------------------------------
      10,800  Hewlett-Packard Co.                                                                          904,500
              -------------------------------------------------------------------------------------
      14,100  Intel Corp.                                                                                  800,175
              -------------------------------------------------------------------------------------
      13,500  International Business Machines Corp.                                                      1,238,625
              -------------------------------------------------------------------------------------
      10,500  (a)Litton Industries, Inc.                                                                   467,250
              -------------------------------------------------------------------------------------
      19,300  Lockheed Martin Corp.                                                                      1,524,700
              -------------------------------------------------------------------------------------
      10,300  Raytheon Co.                                                                                 486,675
              -------------------------------------------------------------------------------------
      18,700  Rockwell International Corp.                                                                 988,763
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      7,759,588
              -------------------------------------------------------------------------------------  -------------
              TRANSPORTATION--1.5%
              -------------------------------------------------------------------------------------
      10,200  Conrail, Inc.                                                                                714,000
              -------------------------------------------------------------------------------------  -------------
              UTILITIES--7.4%
              -------------------------------------------------------------------------------------
      18,400  AT&T Corp.                                                                                 1,191,400
              -------------------------------------------------------------------------------------
      10,900  CMS Energy Corp.                                                                             325,637
              -------------------------------------------------------------------------------------
       9,600  (a)Columbia Gas System, Inc.                                                                 421,200
              -------------------------------------------------------------------------------------
      19,000  Enron Corp.                                                                                  724,375
              -------------------------------------------------------------------------------------
       6,000  FPL Group, Inc.                                                                              278,250
              -------------------------------------------------------------------------------------



EQUITY GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                                                                VALUE
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------------
              UTILITIES--CONTINUED
              -------------------------------------------------------------------------------------
      25,500  MCI Communications Corp.                                                               $     666,188
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      3,607,050
              -------------------------------------------------------------------------------------  -------------
              TOTAL COMMON STOCKS (IDENTIFIED COST $38,914,802)                                         42,963,074
              -------------------------------------------------------------------------------------  -------------
PREFERRED STOCKS--4.3%
---------------------------------------------------------------------------------------------------
              CONSUMER NON-DURABLES--0.9%
              -------------------------------------------------------------------------------------
      71,700  RJR Nabisco Holdings Corp., Conv. Pfd., Series C, $.60                                       457,088
              -------------------------------------------------------------------------------------  -------------
              FINANCE--2.0%
              -------------------------------------------------------------------------------------
       9,300  Merrill Lynch & Co., Inc., STRYPES, Series MGIC, $3.12                                       481,275
              -------------------------------------------------------------------------------------
       7,400  Sunamerica, Inc., Conv. Pfd., Series E, $3.10                                                484,700
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                        965,975
              -------------------------------------------------------------------------------------  -------------
              PRODUCER MANUFACTURING--1.4%
              -------------------------------------------------------------------------------------
      41,700  Westinghouse Electric Corp., PEPS, Series C, $1.30                                           667,617
              -------------------------------------------------------------------------------------  -------------
              TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,018,173)                                        2,090,680
              -------------------------------------------------------------------------------------  -------------
CORPORATE BOND--0.4%
---------------------------------------------------------------------------------------------------
              TECHNOLOGY--0.4%
              -------------------------------------------------------------------------------------
$    165,000  Analog Devices, Inc., Conv. Bond, 3.50%, 12/1/2000                                           172,631
              -------------------------------------------------------------------------------------  -------------
              TOTAL CORPORATE BONDS (IDENTIFIED COST $165,000)                                             172,631
              -------------------------------------------------------------------------------------  -------------
(B) REPURCHASE AGREEMENT--13.5%
---------------------------------------------------------------------------------------------------
   6,560,000  J.P. Morgan Securities, Inc., 5.85%, dated 12/29/1995, due 1/2/1996 (at amortized
              cost)                                                                                      6,560,000
              -------------------------------------------------------------------------------------  -------------
              TOTAL INVESTMENTS (IDENTIFIED COST $47,657,975)(C)                                     $  51,786,385
              -------------------------------------------------------------------------------------  -------------


 (a) Non-income producing.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

 (c) The cost of investments for federal tax purposes amounts to $47,702,372. The net unrealized appreciation of investments on a federal tax cost basis amounts to $4,084,013, and is comprised of $4,491,513 appreciation and $407,500 depreciation at December 31, 1995.


EQUITY GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

ADR--American Depository Receipt

PEPS--Participating Equity Preferred Stock

STRYPES--Structured Yield Product Exchangeable for Stock

Note: The categories of investments are shown as a percentage of net assets ($48,513,534) at
      December 31, 1995.

(See Notes which are an integral part of the Financial Statements)

EQUITY GROWTH AND INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------------------------
Investments in repurchase agreements                                                 $   6,560,000
-----------------------------------------------------------------------------------
Investments in securities                                                               45,226,385
-----------------------------------------------------------------------------------  -------------
     Total investments in securities, at value
     (identified cost, $47,657,975 and tax cost, $47,702,372)                                       $  51,786,385
--------------------------------------------------------------------------------------------------
Cash                                                                                                          507
--------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                270,500
--------------------------------------------------------------------------------------------------
Income receivable                                                                                          89,416
--------------------------------------------------------------------------------------------------
Prepaid expenses                                                                                              365
--------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                      52,147,173
--------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------------------
Payable for investments purchased                                                        3,601,406
-----------------------------------------------------------------------------------
Payable for shares redeemed                                                                  1,855
-----------------------------------------------------------------------------------
Accrued expenses                                                                            30,378
-----------------------------------------------------------------------------------  -------------
     Total liabilities                                                                                  3,633,639
--------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 3,790,198 shares outstanding                                                         $  48,513,534
--------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------
Paid in capital                                                                                     $  43,990,489
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                              4,128,410
--------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                              404,645
--------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                                                          (10,010)
--------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                               $  48,513,534
--------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------------------------
$48,513,534 / 3,790,198 shares outstanding                                                                 $12.80
--------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


EQUITY GROWTH AND INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Dividends                                                                                             $    416,256
----------------------------------------------------------------------------------------------------
Interest                                                                                                   131,596
----------------------------------------------------------------------------------------------------  ------------
     Total income                                                                                          547,852
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------
Investment advisory fee                                                                  $   142,579
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    125,000
---------------------------------------------------------------------------------------
Custodian fees                                                                                43,505
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      14,286
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      1,440
---------------------------------------------------------------------------------------
Auditing fees                                                                                  8,738
---------------------------------------------------------------------------------------
Legal fees                                                                                     2,016
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     33,828
---------------------------------------------------------------------------------------
Share registration costs                                                                      15,619
---------------------------------------------------------------------------------------
Printing and postage                                                                          21,456
---------------------------------------------------------------------------------------
Insurance premiums                                                                             3,572
---------------------------------------------------------------------------------------
Miscellaneous                                                                                  8,628
---------------------------------------------------------------------------------------  -----------
     Total expenses                                                                          420,667
---------------------------------------------------------------------------------------
Waiver and reimbursements--
---------------------------------------------------------------------------------------
  Waiver of investment advisory fee                                         ($  142,579)
--------------------------------------------------------------------------
  Reimbursement of other operating expenses                                    (115,765)
--------------------------------------------------------------------------  -----------
     Total waiver and reimbursements                                                        (258,344)
---------------------------------------------------------------------------------------  -----------
          Net expenses                                                                                     162,323
----------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                       385,529
----------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                           418,832
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                     4,129,761
----------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain on investments                                                     4,548,593
----------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                              $  4,934,122
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


EQUITY GROWTH AND INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED
                                                                                              DECEMBER 31,
                                                                                           1995         1994(A)
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------------------
Net investment income                                                                  $     385,529  $     15,142
-------------------------------------------------------------------------------------
Net realized gain (loss) on investments ($460,510 net gain and ($11,469) net loss,
respectively, as computed for federal tax purposes)                                          418,832       (14,187)
-------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                       4,129,761        (1,351)
-------------------------------------------------------------------------------------  -------------  ------------
     Change in net assets resulting from operations                                        4,934,122          (396)
-------------------------------------------------------------------------------------  -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------------------
Distributions from net investment income                                                    (386,024)      (14,647)
-------------------------------------------------------------------------------------
Distributions in excess of net investment income                                             (10,010)      --
-------------------------------------------------------------------------------------  -------------  ------------
     Change in net assets resulting from distributions to shareholders                      (396,034)      (14,647)
-------------------------------------------------------------------------------------  -------------  ------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------------------
Proceeds from sale of shares                                                              45,176,314     3,287,097
-------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions declared        396,398         7,346
-------------------------------------------------------------------------------------
Cost of shares redeemed                                                                   (3,997,296)     (879,370)
-------------------------------------------------------------------------------------  -------------  ------------
     Change in net assets resulting from share transactions                               41,575,416     2,415,073
-------------------------------------------------------------------------------------  -------------  ------------
          Change in net assets                                                            46,113,504     2,400,030
-------------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------------
Beginning of period                                                                        2,400,030       --
-------------------------------------------------------------------------------------  -------------  ------------
End of period (including undistributed net investment income of $0 and $495,
respectively)                                                                          $  48,513,534  $  2,400,030
-------------------------------------------------------------------------------------  -------------  ------------


(a) For the period from December 9, 1993 (start of business) to December 31,
    1994.

(See Notes which are an integral part of the Financial Statements)


EQUITY GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                      YEAR ENDED
                                                                                                     DECEMBER 31,
                                                                                                  1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                            $    9.74   $    10.00
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------
  Net investment income                                                                              0.20         0.19
----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                             3.06        (0.26)
----------------------------------------------------------------------------------------------  ---------  -----------
  Total from investment operations                                                                   3.26        (0.07)
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------------
  Distributions from net investment income                                                          (0.19)       (0.19)
----------------------------------------------------------------------------------------------
  Distributions in excess of net investment income (b)                                              (0.01)     --
----------------------------------------------------------------------------------------------  ---------  -----------
  Total distributions from net investment income                                                    (0.20)       (0.19)
----------------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                                  $   12.80  $      9.74
----------------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (C)                                                                                    33.71%       (0.70%)
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------
  Expenses                                                                                           0.85%        0.54%*
----------------------------------------------------------------------------------------------
  Net investment income                                                                              2.03%        2.58%*
----------------------------------------------------------------------------------------------
  Expense waiver/ reimbursement (d)                                                                  1.36%       25.42%*
----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                         $48,514      $2,400
----------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                   43%         32 %
----------------------------------------------------------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from February 10, 1994 (date of initial public investment) to December 31, 1994. For the period from December 9, 1993 (start of business) to January 31, 1994, the Fund had no investment activity.

 (b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)




EQUITY GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

1. ORGANIZATION

Insurance Management Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Equity Growth and Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.


EQUITY GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

     Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.
     OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                                                 YEAR ENDED
                                                                                                 DECEMBER 31,
                                                                                               1995      1994(A)
Shares sold                                                                                  3,870,639    334,265
------------------------------------------------------------------------------------------
Shares issued to shareholders in payment
of distributions declared                                                                       32,670        752
------------------------------------------------------------------------------------------
Shares redeemed                                                                               (359,502)   (88,626)
------------------------------------------------------------------------------------------  ----------  ---------
     Net change resulting from share transactions                                            3,543,807    246,391
------------------------------------------------------------------------------------------  ----------  ---------


(a) For the period from December 9, 1993 (start of business) to December 31,
1994.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .75 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the


EQUITY GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.
PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $16,348 and start-up administrative service expenses of $31,507 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and start-up administrative expenses during the five year period following effective date. For the period ended December 31, 1995, the Fund paid $2,180 and $4,201, respectively, pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended December 31, 1995, were as follows:

PURCHASES                                                                                            $  46,464,211
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $   7,752,424
---------------------------------------------------------------------------------------------------  -------------



INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees of the Insurance Management Series and the Shareholders of EQUITY GROWTH AND INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Equity Growth and Income Fund (a portfolio of the Insurance Management Series) as of December 31, 1995, the related statement of operations for the year then ended and the statement of changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Equity Growth and Income Fund as of December 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Pittsburgh, Pennsylvania
February 7, 1996



TRUSTEES                                               OFFICERS
--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       J. Christopher Donahue
William J. Copeland                                       President
J. Christopher Donahue                                    Edward C. Gonzales
James E. Dowd                                             Executive Vice President
Lawrence D. Ellis, M.D.                                   John W. McGonigle
Edward L. Flaherty, Jr.                                   Executive Vice President and Secretary
Peter E. Madden                                           Richard B. Fisher
Gregor F. Meyer                                           Vice President
John E. Murray, Jr.                                       David M. Taylor
Wesley W. Posvar                                          Treasurer
Marjorie P. Smuts                                         S. Elliott Cohan
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.



--------------------------------------------------------------------------------
                                                                         UTILITY
--------------------------------------------------------------------------------
                                                                            FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                   ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                               DECEMBER 31, 1995

                                                     Insurance Management Series




[LOGO] FEDERATED SECURITIES CORP.               --------------------------------
       DISTRIBUTOR
                                                --------------------------------
       A subsidiary of FEDERATED INVESTORS
                                                --------------------------------
       FEDERATED INVESTORS TOWER
       PITTSBURGH, PA 15222-3779                --------------------------------

       Cusip 458043205
       G00845-01 (2/96)    [RECYCLED LOGO]





PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Annual Report to Shareholders for Utility Fund, a portfolio of Insurance Management Series, for the twelve-month period ended December 31, 1995. The report begins with the management discussion and analysis by your fund's portfolio manager. Following the management discussion and analysis is a complete listing of the fund's holdings and its financial statements.

Utility Fund puts your money to work in a portfolio of common and preferred stocks issued by companies that provide essential services. Consistent with a very favorable economic environment during 1995, your fund delivered a total return of 24.18%* for the period ended December 31, 1995. The fund's net asset value increased from $9.29 at the beginning of the period to $11.03 at the period's end. Dividends paid to shareholders over the twelve-month report period totaled $0.45 per share. At the end of the twelve-month report period, total assets stood at $29.7 million.

Thank you for participating in the investment opportunities of utility companies through Utility Fund. We look forward to keeping you informed about your investment's progress.

Sincerely,

J. Christopher Donahue
President
February 15, 1996

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.





UTILITY FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS

During 1995, utilities rose from the ashes of 1994 like a phoenix. In 1994, utilities were hurt primarily by rapidly rising interest rates and also by fears of restructuring. The predominantly electric utility-weighted Dow Jones ("DJ") Utility Index* lost 15.81% on a total return basis in 1994, while the Standard & Poors ("S&P") Utility Index* (comprised 53% by the Regional Bell Operating companies and GTE) fell 8.31%. In 1995 rapidly falling interest rates, subsiding restructuring fears and strong earnings growth, led to a handsome 32.37% gain in the DJ Utility Index and a stunning gain of 42.11% in the S&P Utility Index, which even outpaced the 37.58% return of the S&P 500 Index*. There have only been six other years since 1929 in which the S&P Utility Index posted returns exceeding 40%. The average annual return in subsequent years was a quite respectable 13.55%.

The key variable determining utility stocks' 1996 performance will continue to be earnings and interest rates. The yield on long-term Treasuries fell by 192 basis points in 1995, giving utilities their initial thrust. It is difficult to foresee a similar decline in 1996, but with an accommodative Federal Reserve Board, an election, and a slowing economy, it is equally difficult to expect much upside risk to interest rates. Earnings growth was a pleasant surprise in 1995 as companies benefited from increased efficiencies in the face of a slower than expected industry restructuring, particularly for telephone and electric utilities. We expect this positive trend to continue in 1996. While we do not expect a repeat of 1995 for utility stocks, we do believe that most investors will be pleased with 1996's performance.

While the Utility Fund posted a very respectable total return of 24.18%** in 1995, it lagged the peer group average return of 27.7% (average utility fund performance as calculated by Lipper Analytical Services). This relative underperformance was due in part to the conservative structure of our fund, which holds certain convertible securities that outperform in rising interest rate environments in order to cushion the interest-rate sensitivity of utility stocks. This strategy has allowed the fund to perform well above average versus its peer group in weak utility markets, and to perform well over long periods of time. Another significant reason for the fund's underperformance in 1995 was its relative underweighting in the Baby Bells, which as a group advanced 50.8% in 1995. While we believe that the coming of long distance, cellular, and cable competition will lead to lower profit margins for the Baby Bells, it now appears that true competition is years away. In the meantime, the telephone companies are enjoying strong minute and subscriber growth while cost cutting efforts

 *DJ Utility Index is comprised of fifteen utility stocks that track changes in price daily and over a six month period. The S&P Utility Index is comprised of forty different utilities that track daily changes in the price of stocks. The S&P 500 Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare the total returns of funds whose portfolios are invested primarily in common stocks. These indices are unmanaged and actual investments can not be made in indices.
**Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


are also enhancing earnings. Therefore, we have increased our portfolio weighting in the U.S. telecom sector from 9% to over 20%.

We currently have 37% of the portfolio in domestic electric utilities. Because of this group's relative underperformance in 1995, we believe it is poised to perform well in 1996. Additionally, the reform movement to bring down competitive barriers is proceeding much more slowly than expected, while companies continue to cut costs. The natural gas stocks which comprise 10% of our portfolio are reacting to an excellent start to the winter.

We participated in many very positive stock performances in 1995. These included Williams Cos. which rose 75% on a total return basis, GTE which rose 72%, DQE, Inc. which rose 53%, Pinnacle West which rose 45%, PNC Financial which rose 42%, and AT&T Corp. which rose 29%. Our focus in 1996 will be to seek companies with competitive managements who excel in their regulated environment while successfully growing diversified non-regulated operations, and which have accelerating earnings and above-average dividend growth potential.

We also believe that the weakness in international markets over the last two years has led to some attractive valuations. Consequently, we have initiated positions in Compania Telecomunicacion Chile and Telebras. The international utility markets offer superior growth and some of the best relative valuations in years.

Overall, we are optimistic as we enter 1996. Each of the utility sectors is enjoying relatively positive fundamentals, and the defensive nature of this asset class will provide a strong measure of protection from a bear market.






UTILITY FUND
--------------------------------------------------------------------------------

                 GROWTH OF $10,000 INVESTED IN THE UTILITY FUND

     The graph below illustrates the hypothetical investment of $10,000 in the Utility Fund (the "Fund") from February 10, 1994 (start of performance) to December 31, 1995, compared to the Standard and Poor's 500 Index (S&P 500)+, and the Standard and Poor's Utility Index (SPUX)+.



             ["Graphic representation A2 omitted. See Appendix."]
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK, AND ARE NOT FEDERALLY INSURED.

           *The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the SPUX have been adjusted to reflect reinvestment of dividends on securities in the indices.

         +The S&P 500 and the SPUX are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged.





UTILITY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                                                      VALUE IN
    SHARES                                                                                          U.S. DOLLARS
COMMON STOCKS--77.1% -----------------------------------------------------------------------------------
                 CONSUMER NON-DURABLES--1.0%
                 --------------------------------------------------------------------------------
         3,200   Philip Morris Cos., Inc.                                                           $     289,600
                 --------------------------------------------------------------------------------  ---------------
                 ELECTRIC UTILITIES: CENTRAL--14.6%
                 --------------------------------------------------------------------------------
        12,600   Cinergy Corp.                                                                            385,875
                 --------------------------------------------------------------------------------
        25,000   CMS Energy Corp.                                                                         746,875
                 --------------------------------------------------------------------------------
        28,000   DPL, Inc.                                                                                693,000
                 --------------------------------------------------------------------------------
        22,300   Illinova Corp.                                                                           669,000
                 --------------------------------------------------------------------------------
        15,700   NIPSCO Industries, Inc.                                                                  600,525
                 --------------------------------------------------------------------------------
         7,400   Ohio Edison Co.                                                                          173,900
                 --------------------------------------------------------------------------------
         4,900   Unicom Corp.                                                                             160,475
                 --------------------------------------------------------------------------------
        16,600   Utilicorp United, Inc.                                                                   487,625
                 --------------------------------------------------------------------------------
        12,800   Western Resources, Inc.                                                                  427,200
                 --------------------------------------------------------------------------------  ---------------
                 Total                                                                                  4,344,475
                 --------------------------------------------------------------------------------  ---------------
                 ELECTRIC UTILITIES: EAST--6.3%
                 --------------------------------------------------------------------------------
        12,000   Baltimore Gas & Electric Co.                                                             342,000
                 --------------------------------------------------------------------------------
        21,400   DQE, Inc.                                                                                658,050
                 --------------------------------------------------------------------------------
        13,200   General Public Utilities                                                                 448,800
                 --------------------------------------------------------------------------------
        14,300   Peco Energy Co.                                                                          430,788
                 --------------------------------------------------------------------------------  ---------------
                 Total                                                                                  1,879,638
                 --------------------------------------------------------------------------------  ---------------
                 ELECTRIC UTILITIES: SOUTH--12.7%
                 --------------------------------------------------------------------------------
        22,200   Duke Power Co.                                                                         1,051,725
                 --------------------------------------------------------------------------------
        12,100   Florida Progress Corp.                                                                   428,037
                 --------------------------------------------------------------------------------
        23,500   FPL Group, Inc.                                                                        1,089,812
                 --------------------------------------------------------------------------------
        22,000   Southern Co.                                                                             541,750
                 --------------------------------------------------------------------------------
        16,400   Texas Utilities Co.                                                                      674,450
                 --------------------------------------------------------------------------------  ---------------
                 Total                                                                                  3,785,774
                 --------------------------------------------------------------------------------  ---------------



UTILITY FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE IN
    SHARES                                                                                          U.S. DOLLARS
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
                 ELECTRIC UTILITIES: WEST--3.8%
                 --------------------------------------------------------------------------------
        20,300   Pacificorp                                                                         $     431,375
                 --------------------------------------------------------------------------------
        23,800   Pinnacle West Capital Corp.                                                              684,250
                 --------------------------------------------------------------------------------  ---------------
                 Total                                                                                  1,115,625
                 --------------------------------------------------------------------------------  ---------------
                 ENERGY MINERALS--1.3%
                 --------------------------------------------------------------------------------
         4,800   Exxon Corp.                                                                              384,600
                 --------------------------------------------------------------------------------  ---------------
                 FINANCE--2.2%
                 --------------------------------------------------------------------------------
        16,300   Meditrust, REIT                                                                          568,463
                 --------------------------------------------------------------------------------
         2,900   PNC Financial Corp.                                                                       93,525
                 --------------------------------------------------------------------------------  ---------------
                 Total                                                                                    661,988
                 --------------------------------------------------------------------------------  ---------------
                 MAJOR U.S. TELECOMMUNICATIONS--21.2%
                 --------------------------------------------------------------------------------
        14,600   Ameritech Corp.                                                                          861,400
                 --------------------------------------------------------------------------------
        16,700   AT&T Corp.                                                                             1,081,325
                 --------------------------------------------------------------------------------
        24,700   BellSouth Corp.                                                                        1,074,450
                 --------------------------------------------------------------------------------
        25,600   GTE Corp.                                                                              1,126,400
                 --------------------------------------------------------------------------------
        45,500   MCI Communications Corp.                                                               1,188,688
                 --------------------------------------------------------------------------------
        16,800   SBC Communications, Inc.                                                                 966,000
                 --------------------------------------------------------------------------------  ---------------
                 Total                                                                                  6,298,263
                 --------------------------------------------------------------------------------  ---------------
                 NATURAL GAS DISTRIBUTION--3.7%
                 --------------------------------------------------------------------------------
        22,800   MCN Corp.                                                                                530,100
                 --------------------------------------------------------------------------------
        19,700   Pacific Enterprises                                                                      556,525
                 --------------------------------------------------------------------------------  ---------------
                 Total                                                                                  1,086,625
                 --------------------------------------------------------------------------------  ---------------
                 NON-U.S. UTILITIES--2.5%
                 --------------------------------------------------------------------------------
        18,800   National Power Co. PLC, ADR                                                              173,900
                 --------------------------------------------------------------------------------
         3,500   Telecomunicacoes Brasileras, ADR                                                         165,813
                 --------------------------------------------------------------------------------
         6,000   Telefonica de Espana, ADR                                                                251,250
                 --------------------------------------------------------------------------------



UTILITY FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE IN
    SHARES                                                                                          U.S. DOLLARS
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
                 NON-U.S. UTILITIES--CONTINUED
                 --------------------------------------------------------------------------------
        10,100   Westcoast Energy, Inc.                                                             $     147,713
                 --------------------------------------------------------------------------------  ---------------
                 Total                                                                                    738,676
                 --------------------------------------------------------------------------------  ---------------
                 OIL/GAS TRANSMISSION--6.1%
                 --------------------------------------------------------------------------------
        14,700   Enron Corp.                                                                              560,437
                 --------------------------------------------------------------------------------
         8,200   Enron Global Power & Pipelines, L.L.C.                                                   203,975
                 --------------------------------------------------------------------------------
         5,800   Panhandle Eastern Corp.                                                                  161,675
                 --------------------------------------------------------------------------------
        15,400   Sonat, Inc.                                                                              548,625
                 --------------------------------------------------------------------------------
         7,400   Williams Companies, Inc. (The)                                                           324,675
                 --------------------------------------------------------------------------------  ---------------
                 Total                                                                                  1,799,387
                 --------------------------------------------------------------------------------  ---------------
                 OTHER TELEPHONE/COMMUNICATIONS--0.8%
                 --------------------------------------------------------------------------------
         2,700   Cable & Wireless, ADR                                                                     57,037
                 --------------------------------------------------------------------------------
         2,100   Compania Telecomunicacion Chile, ADR                                                     174,037
                 --------------------------------------------------------------------------------  ---------------
                 Total                                                                                    231,074
                 --------------------------------------------------------------------------------  ---------------
                 TECHNOLOGY--0.9%
                 --------------------------------------------------------------------------------
         7,200   Nokia (AB), ADR                                                                          279,900
                 --------------------------------------------------------------------------------  ---------------
                 TOTAL COMMON STOCKS (IDENTIFIED COST $20,751,220)                                     22,895,625
                 --------------------------------------------------------------------------------  ---------------
PREFERRED STOCKS--14.7%
-------------------------------------------------------------------------------------------------
                 BASIC INDUSTRY--2.8%
                 --------------------------------------------------------------------------------
         3,000   (a)International Paper Co., Cumulative Conv. Pfd., Series 144A, $2.63                    137,025
                 --------------------------------------------------------------------------------
        11,900   James River Corp. of Virginia, Cumulative DECS, Series P, $1.55                          278,162
                 --------------------------------------------------------------------------------
         8,300   Reynolds Metals Co., PRIDES, $3.30                                                       412,925
                 --------------------------------------------------------------------------------  ---------------
                 Total                                                                                    828,112
                 --------------------------------------------------------------------------------  ---------------
                 CONSUMER DURABLES--0.5%
                 --------------------------------------------------------------------------------
        10,800   Kaufman & Broad Homes Corp., Conv. Pfd., Series B, $1.52                                 160,650
                 --------------------------------------------------------------------------------  ---------------
                 CONSUMER NON-DURABLES--4.0%
                 --------------------------------------------------------------------------------
       187,900   RJR Nabisco Holdings Corp., Conv. Pfd., Series C, $.60                                 1,197,863
                 --------------------------------------------------------------------------------  ---------------



UTILITY FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE IN
    SHARES                                                                                          U.S. DOLLARS
PREFERRED STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
                 FINANCE--3.9%
                 --------------------------------------------------------------------------------
         1,400   First USA, Inc., Cumulative PRIDES, $1.99                                          $      55,300
                 --------------------------------------------------------------------------------
         7,600   Merrill Lynch & Co., Inc., STRYPES, Series MGIC, $3.12                                   393,300
                 --------------------------------------------------------------------------------
         9,900   Sunamerica, Inc., Conv. Pfd., Series D, $2.78                                            473,963
                 --------------------------------------------------------------------------------
         3,600   Sunamerica, Inc., Conv. Pfd., Series E, $3.10                                            235,800
                 --------------------------------------------------------------------------------  ---------------
                 Total                                                                                  1,158,363
                 --------------------------------------------------------------------------------  ---------------
                 NON-U.S. UTILITIES--1.7%
                 --------------------------------------------------------------------------------
         8,700   (a)Cointel, Telefonica de Argentina SA, PRIDES, $5.04                                    493,725
                 --------------------------------------------------------------------------------  ---------------
                 OIL/GAS TRANSMISSION--0.8%
                 --------------------------------------------------------------------------------
         3,100   Williams Companies, Inc. (The), Conv. Pfd., $7.00                                        229,400
                 --------------------------------------------------------------------------------  ---------------
                 TECHNOLOGY--1.0%
                 --------------------------------------------------------------------------------
         3,900   General Motors Corp., Cumulative Conv. Pfd., Series C (GME), $3.25                       285,675
                 --------------------------------------------------------------------------------  ---------------
                 TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,209,060)                                    4,353,788
                 --------------------------------------------------------------------------------  ---------------
 PRINCIPAL OR
    FOREIGN
  PAR AMOUNT
CORPORATE BONDS--3.6%
-------------------------------------------------------------------------------------------------
                 BASIC INDUSTRY--0.3%
                 --------------------------------------------------------------------------------
$       90,000   Analog Devices, Inc., Conv. Bond, 3.50%, 12/1/2000                                        94,162
                 --------------------------------------------------------------------------------  ---------------
                 FINANCE--0.9%
                 --------------------------------------------------------------------------------
       250,000   Equitable Cos., Inc., Conv. Sub. Deb., 6.125%, 12/15/2024                                282,907
                 --------------------------------------------------------------------------------  ---------------
                 NON-U.S. UTILITIES--1.3%
                 --------------------------------------------------------------------------------
   525,000,000   Softe SA, Conv. Bond, 4.25%, 7/30/1998                                                   382,645
                 --------------------------------------------------------------------------------  ---------------
                 RETAIL TRADE--0.3%
                 --------------------------------------------------------------------------------
        80,000   Federated Department Stores, Inc., Conv. Bond, 5.00%, 10/1/2003                           80,408
                 --------------------------------------------------------------------------------  ---------------
                 TECHNOLOGY--0.8%
                 --------------------------------------------------------------------------------
        85,000   (a)3Com Corp., Conv. Bond, 10.25%, 11/1/2001                                             130,050
                 --------------------------------------------------------------------------------



UTILITY FUND
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                          VALUE IN
    AMOUNT                                                                                          U.S. DOLLARS
CORPORATE BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
                 TECHNOLOGY--CONTINUED
                 --------------------------------------------------------------------------------
 $      60,000   (a)National Semiconductor Corp., Conv. Bond, 6.50%, 10/1/2002                      $      56,475
                 --------------------------------------------------------------------------------
        60,000   VLSI Technology, Inc., Conv. Bond, 8.25%, 10/1/2005                                       55,385
                 --------------------------------------------------------------------------------  ---------------
                 Total                                                                                    241,910
                 --------------------------------------------------------------------------------  ---------------
                 TOTAL CORPORATE BONDS (IDENTIFIED COST $1,097,790)                                     1,082,032
                 --------------------------------------------------------------------------------  ---------------
                                                                  (B) REPURCHASE AGREEMENT--3.9%
-------------------------------------------------------------------------------------------------
     1,165,000   J.P. Morgan Securities, Inc., 5.85%, dated 12/29/1995, due 1/2/1996
                 (AT AMORTIZED COST)                                                                    1,165,000
                 --------------------------------------------------------------------------------  ---------------
                 TOTAL INVESTMENTS (IDENTIFIED COST $27,223,070)(C)                                $   29,496,445
                 --------------------------------------------------------------------------------  ---------------


 (a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been determined to be liquid under criteria established by the Board of Trustees. At the end of the period, these securities amounted to $817,275 which represents 2.8% of net assets.

 (b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

 (c) The cost for federal tax purposes amounts to $27,232,529. The net unrealized appreciation on a federal tax cost basis amounts to $2,263,916, which is comprised of $2,489,511 appreciation and $225,595 depreciation at December 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($29,679,406) at December 31, 1995.

The following acronyms are used throughout this portfolio:

ADR--American Depository Receipt
DECS--Dividend Enhanced Convertible Stock
LLC--Limited Liability Company
PLC--Public Limited Company
PRIDES--Preferred Redeemable Increased Dividend Equity Securities
REIT--Real Estate Investment Trust
STRYPES--Structured Yield Product Exchangeable for Stock

(See Notes which are an integral part of the Financial Statements)




UTILITY FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $27,223,070 and
tax cost $27,232,529)                                                                                $  29,496,445
---------------------------------------------------------------------------------------------------
Cash                                                                                                         2,219
---------------------------------------------------------------------------------------------------
Income receivable                                                                                          102,025
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                             27,338
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                  73,914
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       29,701,941
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Payable for taxes withheld                                                                $   1,354
----------------------------------------------------------------------------------------
Accrued expenses                                                                             21,181
----------------------------------------------------------------------------------------  ---------
     Total liabilities                                                                                      22,535
---------------------------------------------------------------------------------------------------  -------------
Net Assets for 2,691,470 shares outstanding                                                          $  29,679,406
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $  27,216,105
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation of assets and liabilities in foreign
currency                                                                                                 2,273,428
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions                                                                                      184,237
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                          5,636
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  29,679,406
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
$29,679,406 / 2,691,470 shares outstanding                                                                  $11.03
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


UTILITY FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $3,213)                                                   $    548,785
----------------------------------------------------------------------------------------------------
Interest                                                                                                   106,379
----------------------------------------------------------------------------------------------------  ------------
     Total income                                                                                          655,164
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------
Investment advisory fee                                                                  $    89,752
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    125,000
---------------------------------------------------------------------------------------
Custodian fees                                                                                48,162
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      13,856
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      1,893
---------------------------------------------------------------------------------------
Auditing fees                                                                                  7,675
---------------------------------------------------------------------------------------
Legal fees                                                                                     2,014
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     34,776
---------------------------------------------------------------------------------------
Share registration costs                                                                       9,857
---------------------------------------------------------------------------------------
Printing and postage                                                                          27,381
---------------------------------------------------------------------------------------
Insurance premiums                                                                             3,515
---------------------------------------------------------------------------------------
Miscellaneous                                                                                  5,884
---------------------------------------------------------------------------------------  -----------
     Total expenses                                                                          369,765
---------------------------------------------------------------------------------------
Waiver and reimbursements--
---------------------------------------------------------------------------------------
  Waiver of investment advisory fee                                         ($   89,752)
--------------------------------------------------------------------------
  Reimbursement of other operating expenses                                    (177,842)
--------------------------------------------------------------------------  -----------
     Total waivers and reimbursements                                                       (267,594)
---------------------------------------------------------------------------------------  -----------
       Net expenses                                                                                        102,171
----------------------------------------------------------------------------------------------------  ------------
          Net investment income                                                                            552,993
----------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                         192,681
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and translation of assets and liabilities in
foreign currency                                                                                         2,281,446
----------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain on investments and foreign currency                                2,474,127
----------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                              $  3,027,120
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


UTILITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                             YEAR ENDED
                                                                                            DECEMBER 31,
                                                                                         1995         1994(A)
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------------------
Net investment income                                                                $     552,993  $     13,207
-----------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions ($202,587
net gain and $9,887 net loss, respectively, as computed for federal tax purposes)          192,681       (10,881)
-----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments and translation
of assets and liabilities in foreign currency                                            2,281,446        (8,018)
-----------------------------------------------------------------------------------  -------------  ------------
     Change in net assets resulting from operations                                      3,027,120        (5,692)
-----------------------------------------------------------------------------------  -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------------------
Distributions from net investment income                                                  (545,930)      (13,191)
-----------------------------------------------------------------------------------  -------------  ------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------------------
Proceeds from sale of shares                                                            27,140,255     1,195,580
-----------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                                     542,617         9,439
-----------------------------------------------------------------------------------
Cost of shares redeemed                                                                 (1,458,826)     (211,966)
-----------------------------------------------------------------------------------  -------------  ------------
     Change in net assets resulting from share
     transactions                                                                       26,224,046       993,053
-----------------------------------------------------------------------------------  -------------  ------------
          Change in net assets                                                          28,705,236       974,170
-----------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------
Beginning of period                                                                        974,170       --
-----------------------------------------------------------------------------------  -------------  ------------
End of period (including undistributed net investment income of $5,636 and $16,
respectively)                                                                        $  29,679,406  $    974,170
-----------------------------------------------------------------------------------  -------------  ------------


(a) For the period from December 9, 1993 (start of business), to December 31, 1994.

(See Notes which are an integral part of the Financial Statements)


UTILITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                    YEAR ENDED
                                                                                                   DECEMBER 31,
                                                                                                1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                          $    9.29   $    9.48
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------
  Net investment income                                                                            0.45        0.34
--------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and foreign currency transactions         1.74       (0.19)
--------------------------------------------------------------------------------------------  ---------  -----------
Total from investment operations                                                                   2.19        0.15
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------------------
  Distributions from net investment income                                                        (0.45)      (0.34)
--------------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                                $   11.03   $    9.29
--------------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (B)                                                                                  24.18%       1.12%
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------
  Expenses                                                                                         0.85%       0.60%*
--------------------------------------------------------------------------------------------
  Net investment income                                                                            4.62%       4.77%*
--------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                 2.24%      54.83%*
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                       $29,679        $974
--------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                 62%         73 %
--------------------------------------------------------------------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from April 14, 1994 (date of initial public investment) to December 31, 1994. For the period from December 9, 1993 (the start of business) to April 13, 1994, the net investment income was distributed to the Fund's adviser.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)



UTILITY FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Insurance Management Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of the Utility Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Equity securities are valued at the last sale price reported on national security exchanges. Unlisted equity securities are valued at prices provided by independent pricing services.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. Amounts as of December 31, 1995 have been reclassified to reflect the following:

                                        INCREASE (DECREASE)
                        ACCUMULATED NET REALIZED
 PAID-IN CAPITAL               GAIN/LOSS                   UNDISTRIBUTED NET INVESTMENT INCOME
      $(994)                     $2,437                                 $(1,443)


     Net investment income, net realized gains/losses, and net assets were not affected by this change.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.


UTILITY FUND
--------------------------------------------------------------------------------

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CONCENTRATION OF CREDIT RISK--The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

     At December 31, 1995, the portfolio was diversified with the following countries:

    COUNTRY         % OF NET ASSETS
Argentina                 1.6
Brazil                    0.6
Canada                    0.5
Chile                     0.6
Finland                   0.9
Great Britain             0.8
Italy                     1.3
Spain                     0.9


     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of


UTILITY FUND
--------------------------------------------------------------------------------
     exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     Additional information on each restricted security held at December 31, 1995 is as follows:

                                                               ACQUISITION        ACQUISITION
                        SECURITY                                  DATES               COST
     International Paper Co. Cum. Conv. Pref                    12/4/95-12/7/95    $  135,750
     Cointel, Telefonica de Argentina SA,                       5/3/94-10/16/95    $  445,081
     3Com Corp., Conv. Bond                                    11/30/95-12/1/95    $  135,011
     National Semiconductor Corp., Conv. Bond                 10/12/95-10/16/95    $   58,214


     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).


UTILITY FUND
--------------------------------------------------------------------------------

Transactions in Fund shares were as follows:

                                                                       YEAR ENDED              PERIOD ENDED
                                                                   DECEMBER 31, 1995       DECEMBER 31, 1994(A)
Shares sold                                                              2,677,407                 126,510
---------------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                                      52,774                   1,007
---------------------------------------------------------------
Shares redeemed                                                           (143,617)                (22,611)
---------------------------------------------------------------       ------------              ----------
     Net change resulting from share transactions                        2,586,564                 104,906
---------------------------------------------------------------       ------------              ----------


(a) For the period from December 9, 1993 (start of business), to December 31, 1994.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .75 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $17,759 and start-up administrative service expenses of $31,507 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and start-up administrative expenses during the five year period following effective date. For the period ended December 31, 1995, the Fund paid $2,368 and $4,201, respectively, pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


UTILITY FUND
--------------------------------------------------------------------------------

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended December 31, 1995, were as follows:

PURCHASES                                                                                            $  32,182,273
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $   7,096,446
---------------------------------------------------------------------------------------------------  -------------



INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees of the Insurance Management Series and the Shareholders of UTILITY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Utility Fund (a portfolio of the Insurance Management Series) as of December 31, 1995, the related statement of operations for the year then ended and the statement of changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Utility Fund as of December 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Pittsburgh, Pennsylvania
February 7, 1996




TRUSTEES                                               OFFICERS
--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       J. Christopher Donahue
William J. Copeland                                       President
J. Christopher Donahue                                    Edward C. Gonzales
James E. Dowd                                             Executive Vice President
Lawrence D. Ellis, M.D.                                   John W. McGonigle
Edward L. Flaherty, Jr.                                   Executive Vice President and Secretary
Peter E. Madden                                           Richard B. Fisher
Gregor F. Meyer                                           Vice President
John E. Murray, Jr.                                       David M. Taylor
Wesley W. Posvar                                          Treasurer
Marjorie P. Smuts                                         S. Elliott Cohan
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.



--------------------------------------------------------------------------------
                                                                            U.S.
--------------------------------------------------------------------------------
                                                                      GOVERNMENT
--------------------------------------------------------------------------------
                                                                            BOND
--------------------------------------------------------------------------------
                                                                            FUND
--------------------------------------------------------------------------------


                                                                   ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                               DECEMBER 31, 1995

                                                     Insurance Management Series




[LOGO] FEDERATED SECURITIES CORP.               --------------------------------
       DISTRIBUTOR
                                                --------------------------------
       A subsidiary of FEDERATED INVESTORS
                                                --------------------------------
       FEDERATED INVESTORS TOWER
       PITTSBURGH, PA 15222-3779                --------------------------------

       Cusip 458043304
       G00846-01 (2/96)    [RECYCLED LOGO]






PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Annual Report to Shareholders for U.S. Government Bond Fund, a portfolio of Insurance Management Series, for the twelve-month period ended December 31, 1995. The report begins with the management discussion and analysis by your fund's portfolio manager. Following the management discussion and analysis is a complete listing of the fund's holdings and its financial statements.

As a shareholder in U.S. Government Bond Fund, you are pursuing current income and a degree of capital appreciation through a portfolio of U.S. government mortgage-backed securities. While the Fund itself is not guaranteed, the payment of principal and interest on all these securities are issued or guaranteed by agencies of the U.S. government.

During the period ended December 31, 1995, your fund achieved a total return of 8.77%.* The net asset value increased from $9.99 at the beginning of the period to $10.29 at the period's end. Dividends paid to shareholders over the twelve-month report period totaled $0.54 per share. At the end of the twelve-month report period, total assets stood at $12.3 million.

Thank you for participating in the income opportunities of U.S. Government Bond Fund. We look forward to keeping you informed about your investment's progress.

Sincerely,

J. Christopher Donahue
President
February 15, 1996

*Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.





U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS
In 1995, the U.S. bond market experienced its best year in over a decade. As yields declined, bond prices rose, fueled by a series of data indicating that the U.S. economy was slowing and growing anticipation that the Federal Reserve Board (the "Fed") would reverse its monetary policy.

During the first six months of 1995, yields of bonds with between two- and five-year maturities declined by nearly 2%. The difference in spread between short-term (two-year) and long-term (30-year) bonds increased from .18% to .82% over the course of 1995.

The second half of 1995 saw a shift in market expectations about the Fed's monetary policy. Investors struggled with the realization that the Fed was transitioning toward "easing," or lowering, interest rates, at a slower pace than expected. With the view by investors that inflation was well under control, long-term U.S. Treasury securities became the star performers.

The dominant trend in the mortgage market during 1995 was the market directional mortgage/ Treasury basis trade. Throughout 1995, mortgage to Treasury yield spreads widened in market rallies and narrowed in market sell-offs. The first and third quarters were rewarding time periods for mortgage investors, while the second quarter was painful and the fourth quarter was uneventful. For the year, the mortgage market did outperform the U.S. Treasury market on a duration-adjusted basis.

U.S. Government Bond Fund invests in securities with average maturities ranging from three to seven years. At the end of 1995, nearly 60% of the fund's assets were invested in mortgage-backed securities, with the remainder invested in U.S. Treasury obligations, including a repurchase agreement backed by U.S. government obligations.

This focus on the mortgage-backed market is expected to continue, as decreased volatility in interest rates, concerns about potential downgrades in corporate bonds, and an increase in demand by financial institutions should result in relatively strong performance by mortgage-backed securities in 1996.



U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

            GROWTH OF $10,000 INVESTED IN U.S. GOVERNMENT BOND FUND

     The graph below illustrates the hypothetical investment of $10,000 in U.S. Government Bond Fund (the "Fund") from March 28, 1994 (start of performance), to December 31, 1995, compared to the Lehman Brothers 5 Year Treasury Bellwether Index (LB5TB)+ and the Lipper U.S. Mortgage Funds Average (LUSMFA)++.



                   [Graphic representation A3 omitted. See Appendix."]



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 *The Fund's performance assumes the reinvestment of all dividends and distributions. The LB5TB and the LUSMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

 +The LB5TB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.
++The LUSMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.




U.S. GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                                VALUE
------------  -------------------------------------------------------------------------------------  -------------
LONG-TERM U.S. GOVERNMENT OBLIGATIONS--57.6%
---------------------------------------------------------------------------------------------------
$  2,345,316  Federal Home Loan PC, 7.50% - 8.00%, 10/1/2010 - 7/1/2025                              $   2,413,239
              -------------------------------------------------------------------------------------
   2,397,319  Federal National Mortgage Association, 7.00% - 8.00%, 10/1/2010 -
              8/1/2025                                                                                   2,433,523
              -------------------------------------------------------------------------------------
   2,073,755  Government National Mortgage Association, 8.00% - 9.50%, 11/15/2016 - 10/15/2024           2,216,146
              -------------------------------------------------------------------------------------  -------------
              TOTAL LONG-TERM U.S. GOVERNMENT OBLIGATIONS                                                7,062,908
              -------------------------------------------------------------------------------------  -------------
U.S. TREASURY OBLIGATIONS--28.7%
---------------------------------------------------------------------------------------------------
   3,485,000  U.S. Treasury Notes, 5.625%, 11/30/2000                                                    3,519,362
              -------------------------------------------------------------------------------------  -------------
(A) REPURCHASE AGREEMENT--12.2%
---------------------------------------------------------------------------------------------------
   1,500,000  J.P. Morgan Securities, Inc., 5.85%, dated 12/29/1995, due 1/2/1996 (AT AMORTIZED
              COST)                                                                                      1,500,000
              -------------------------------------------------------------------------------------  -------------
              TOTAL INVESTMENTS (IDENTIFIED COST $11,905,595)(B)                                     $  12,082,270
              -------------------------------------------------------------------------------------  -------------


(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $11,905,595. The net unrealized appreciation of investments on a federal tax cost basis amounts to $176,675, and is comprised of $176,675 appreciation and $0 depreciation at December 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($12,264,229) at December 31, 1995.

The following acronym is used throughout this portfolio:

PC--Participation Certificate

(See Notes which are an integral part of the Financial Statements)



U.S. GOVERNMENT BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------------------------
Investments in repurchase agreement                                                  $   1,500,000
-----------------------------------------------------------------------------------
Investments in securities                                                               10,582,270
-----------------------------------------------------------------------------------  -------------
     Total investments in securities, at value
     (identified and tax cost $11,905,595)                                                          $  12,082,270
--------------------------------------------------------------------------------------------------
Cash                                                                                                        7,398
--------------------------------------------------------------------------------------------------
Income receivable                                                                                          65,114
--------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                124,058
--------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                      12,278,840
--------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------------------
Payable for shares redeemed                                                                  1,038
-----------------------------------------------------------------------------------
Income distribution payable                                                                    327
-----------------------------------------------------------------------------------
Accrued expenses                                                                            13,246
-----------------------------------------------------------------------------------  -------------
     Total liabilities                                                                                     14,611
--------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 1,191,893 shares outstanding                                                         $  12,264,229
--------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------
Paid in capital                                                                                     $  12,016,048
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                                176,675
--------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                               68,239
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                         3,267
--------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                               $  12,264,229
--------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------------------------
$12,264,229 / 1,191,893 shares outstanding                                                                 $10.29
--------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


U.S. GOVERNMENT BOND FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------------------------------------------
Interest                                                                                                $ 345,164
------------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------------------
Investment advisory fee                                                                      $  30,456
-------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                      125,000
-------------------------------------------------------------------------------------------
Custodian fees                                                                                  28,952
-------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                        18,763
-------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                        1,543
-------------------------------------------------------------------------------------------
Auditing fees                                                                                    4,800
-------------------------------------------------------------------------------------------
Legal fees                                                                                       2,056
-------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                       32,688
-------------------------------------------------------------------------------------------
Share registration costs                                                                         4,726
-------------------------------------------------------------------------------------------
Printing and postage                                                                            24,263
-------------------------------------------------------------------------------------------
Insurance premiums                                                                               3,455
-------------------------------------------------------------------------------------------
Miscellaneous                                                                                    8,112
-------------------------------------------------------------------------------------------  ---------
    Total expenses                                                                             284,814
-------------------------------------------------------------------------------------------
Waiver and reimbursements--
-------------------------------------------------------------------------------------------
  Waiver of investment advisory fee                                               ($ 30,456)
--------------------------------------------------------------------------------
  Reimbursement of other operating expenses                                        (213,565)
--------------------------------------------------------------------------------  ---------
    Total waiver and reimbursements                                                           (244,021)
-------------------------------------------------------------------------------------------  ---------
      Net expenses                                                                                         40,793
------------------------------------------------------------------------------------------------------  ---------
         Net investment income                                                                            304,371
------------------------------------------------------------------------------------------------------  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                           68,245
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                      176,675
------------------------------------------------------------------------------------------------------  ---------
    Net realized and unrealized gain on investments                                                       244,920
------------------------------------------------------------------------------------------------------  ---------
         Change in net assets resulting from operations                                                 $ 549,291
------------------------------------------------------------------------------------------------------  ---------


(See Notes which are an integral part of the Financial Statements)


U.S. GOVERNMENT BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED
                                                                                              DECEMBER 31,
                                                                                           1995         1994(A)
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------------------
Net investment income                                                                  $     304,371  $     18,762
-------------------------------------------------------------------------------------
Net realized gain (loss) on investments ($68,245 net gain and, $6 net loss),
respectively, as computed for federal tax purposes)                                           68,245            (6)
-------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                         176,675       --
-------------------------------------------------------------------------------------  -------------  ------------
     Change in net assets resulting from operations                                          549,291        18,756
-------------------------------------------------------------------------------------  -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------------------
Distributions from net investment income                                                    (301,104)      (18,762)
-------------------------------------------------------------------------------------  -------------  ------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------------------
Proceeds from sale of shares                                                              13,444,158     1,519,262
-------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions declared        292,129        11,969
-------------------------------------------------------------------------------------
Cost of shares redeemed                                                                   (2,964,009)     (387,461)
-------------------------------------------------------------------------------------  -------------  ------------
     Change in net assets resulting from share transactions                               10,772,278     1,143,770
-------------------------------------------------------------------------------------  -------------  ------------
          Change in net assets                                                            11,020,465     1,143,764
-------------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------------
Beginning of period                                                                        1,243,764       100,000
-------------------------------------------------------------------------------------  -------------  ------------
End of period (including undistributed net investment income of $3,267 and $0,
respectively)                                                                          $  12,264,229  $  1,243,764
-------------------------------------------------------------------------------------  -------------  ------------


(a) For the period from December 8, 1993 (start of business) to December 31,
    1994.

(See Notes which are an integral part of the Financial Statements)




U.S. GOVERNMENT BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                    YEAR ENDED
                                                                                                   DECEMBER 31,
                                                                                                1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                          $    9.99   $    9.99
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------
  Net investment income                                                                            0.54        0.27
--------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                           0.30          --
--------------------------------------------------------------------------------------------  ---------  -----------
TOTAL FROM INVESTMENT OPERATIONS                                                                   0.84        0.27
--------------------------------------------------------------------------------------------  ---------  -----------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------------------
  Distributions from net investment income                                                        (0.54)      (0.27)
--------------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                                $   10.29   $    9.99
--------------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (B)                                                                                   8.77%       2.62%
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------
  Expenses                                                                                         0.80%       0.48%*
--------------------------------------------------------------------------------------------
  Net investment income                                                                            6.00%       3.99%*
--------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                 4.81%      32.83%*
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                       $12,264      $1,244
--------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                 65%          0 %
--------------------------------------------------------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from March 29, 1994 (date of initial public investment), to December 31, 1994. For the period from December 8, 1993 (start of business), to March 28, 1994, net investment income was distributed to the Fund's adviser.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)




U.S. GOVERNMENT BOND FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------
(1) ORGANIZATION

Insurance Management Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of U.S. Government Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.


U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transaction in shares were as follows:

                                                                                                 YEAR ENDED
                                                                                                DECEMBER 31,
                                                                                               1995      1994(A)
Shares sold                                                                                  1,332,658    152,142
------------------------------------------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                                                          28,952      1,200
------------------------------------------------------------------------------------------
Shares redeemed                                                                               (294,269)   (38,790)
------------------------------------------------------------------------------------------  ----------  ---------
     Net change resulting from Fund share
     transactions                                                                            1,067,341    114,552
------------------------------------------------------------------------------------------  ----------  ---------


(a) For the period from December 8, 1993, (start of business) to December 31, 1994.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .60 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.


U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of ($20,065) and start-up administrative service expenses of ($31,057) were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational and start-up administrative expenses during the five year period following effective date. For the period ended December 31, 1995, the Fund paid $2,675 and $8,402 respectively to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended
December 31, 1995, were as follows:

PURCHASES                                                                                            $  15,400,668
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $   5,065,042
---------------------------------------------------------------------------------------------------  -------------



INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees of the Insurance Management Series and the Shareholders of U.S. GOVERNMENT BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of U.S. Government Bond Fund (a portfolio of the Insurance Management Series) as of December 31, 1995, the related statement of operations for the year then ended and the statement of changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of U.S. Government Bond Fund as of December 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
February 7, 1996




TRUSTEES                                               OFFICERS
--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       J. Christopher Donahue
William J. Copeland                                       President
J. Christopher Donahue                                    Edward C. Gonzales
James E. Dowd                                             Executive Vice President
Lawrence D. Ellis, M.D.                                   John W. McGonigle
Edward L. Flaherty, Jr.                                   Executive Vice President and Secretary
Peter E. Madden                                           Richard B. Fisher
Gregor F. Meyer                                           Vice President
John E. Murray, Jr.                                       David M. Taylor
Wesley W. Posvar                                          Treasurer
Marjorie P. Smuts                                         S. Elliott Cohan
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.




--------------------------------------------------------------------------------
                                                                       CORPORATE
--------------------------------------------------------------------------------
                                                                            BOND
--------------------------------------------------------------------------------
                                                                            FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                   ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                               DECEMBER 31, 1995

                                                     Insurance Management Series






[LOGO] FEDERATED SECURITIES CORP.               --------------------------------
       DISTRIBUTOR
                                                --------------------------------
       A subsidiary of FEDERATED INVESTORS
                                                --------------------------------
       FEDERATED INVESTORS TOWER
       PITTSBURGH, PA 15222-3779                --------------------------------

       Cusip 458043403
       G00844-01 (2/96)    [RECYCLED LOGO]




PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Annual Report to Shareholders for Corporate Bond Fund, a portfolio of Insurance Management Series, for the twelve-month period ended December 31, 1995. The report begins with the management discussion and analysis by your fund's portfolio manager. Following the management discussion and analysis is a complete listing of the fund's holdings and its financial statements.

As a shareholder in Corporate Bond Fund, you are pursuing a high level of current income and growth through a carefully researched portfolio of lower-rated corporate bonds.

Consistent with a very favorable environment for bonds during the period, your fund achieved a total return of 20.38%* for the period ended December 31, 1995. The net asset value increased from $8.87 at the beginning of the period to $9.79 at the period's end. Dividends paid to shareholders over the twelve-month report period totaled $0.82 per share. At the end of the twelve-month report period, total assets stood at $20.2 million.

Thank you for participating in the income and growth opportunities of Corporate Bond Fund. We look forward to keeping you informed about your investment's progress.

Sincerely,

J. Christopher Donahue
President
February 15, 1996

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.





CORPORATE BOND FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS
The Corporate Bond Fund invests in lower quality corporate bonds to pursue high current income and capital appreciation. Two major factors impacted the performance of high-yield bonds during 1995. First, interest rates fell substantially, positively impacting all fixed-income securities including high-yield bonds. For example, the yield on 10-year Treasuries declined approximately 2.25%. However, the yield difference between high-yield securities and Treasuries increased as investors became more concerned with the credit outlook for high-yield bonds as the economy slowed from its rapid pace of 1994. Default rates also increased in 1995, impacting investors' perception of the risk associated with owning high-yield bonds. The overall impact of these two factors resulted in high-yield corporate bonds delivering attractive absolute returns, although these returns trailed the returns of high-quality corporate bonds.

The fund outperformed both the Lipper High Current Yield Funds Average and the Lehman Brothers Single B Index* during 1995. Several factors were responsible for this performance. First, the fund experienced no defaults during the year and avoided the majority of near-default situations such as Color Tile, which had substantial price declines while not officially defaulting. Second, the fund maintained a higher quality portfolio profile than normal. This has been the case since the fourth quarter of 1994. Higher quality high-yield bonds turned in strong performance during the quarter as they were impacted less by the spread widening, which impacted the overall market. Third, several industries that the fund has recently focused on have performed well to include cable TV, telecommunications and broadcasting. Finally, various portfolio holdings performed well due to issuer specific fundamentals including Australis Media, Cellular Communications International, People's Choice TV, IXC Communications, and Affiliated Newspapers.

The fund's management expects the economy to be characterized by slow growth and low inflation over the next few quarters. This should be a rewarding environment for carefully selected portfolios of high-yield bonds. Selectivity will continue to be important as financial performance across high-yield issuers will vary widely. Given this environment, the Corporate Bond Fund continues to emphasize companies with superior operating profiles, companies with the potential to grow unit volume above the rate of growth of the overall economy, and companies with highly predictable financial performance. These areas of emphasis have not changed significantly over the past several quarters. However, given the spread widening that has occurred, fund management is attempting to identify selected lower quality issuers that we believe are attractive on a risk return basis. These lower quality issuers may be superior performers in a stronger growth environment which we believe may occur in the second half of 1996.

* The Lehman Brothers Single B Index measures the performance of bonds rated Single B which have at least $100 million outstanding and have at least 1 year until maturity. This index is unmanaged and actual investments cannot be made in an index.




CORPORATE BOND FUND
--------------------------------------------------------------------------------

             GROWTH OF $10,000 INVESTED IN THE CORPORATE BOND FUND

     The graph below illustrates the hypothetical investment of $10,000 in the Corporate Bond Fund (the "Fund") from March 1, 1994 (start of performance), to December 31, 1995, compared to the Lehman Brothers Single B Rated Index (LBSBRI)+ and the Lipper High Current Yields Fund Average (LHCYFA).++





                     ["Graphic representation A4 omitted. See Appendix."]





PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

         *The Fund's performance assumes the reinvestment of all dividends and distributions. The LBSBRI and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

        +The LBSBRI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

++The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.



CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  -------------
CORPORATE BONDS--88.7%
--------------------------------------------------------------------------------------------------
              AEROSPACE & DEFENSE--0.9%
              ------------------------------------------------------------------------------------
$     25,000  (a)Howmet Corp., Sr. Sub. Note, 10.00%, 12/1/2003                                     $      26,063
              ------------------------------------------------------------------------------------
     150,000  Tracor, Inc., Sr. Sub. Note, 10.875%, 8/15/2001                                             156,563
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                       182,626
              ------------------------------------------------------------------------------------  -------------
              AUTOMOTIVE--2.3%
              ------------------------------------------------------------------------------------
     200,000  Aftermarket Technology Co., Sr. Sub. Note, 12.00%, 8/1/2004                                 212,000
              ------------------------------------------------------------------------------------
     150,000  Exide Corp., Sr. Note, 10.00%, 4/15/2005                                                    163,125
              ------------------------------------------------------------------------------------
     100,000  Lear Seating Corp., Sub. Note, 8.25%, 2/1/2002                                               98,625
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                       473,750
              ------------------------------------------------------------------------------------  -------------
              BANKING--0.8%
              ------------------------------------------------------------------------------------
     150,000  First Nationwide Holdings, Inc., Sr. Note, 12.25%, 5/15/2001                                168,750
              ------------------------------------------------------------------------------------  -------------
              BEVERAGE & TOBACCO--1.1%
              ------------------------------------------------------------------------------------
     100,000  Cott Corp., Sr. Note, 9.375%, 7/1/2005                                                      100,000
              ------------------------------------------------------------------------------------
     150,000  Dr Pepper Bottling Holdings Co., Sr. Disc. Note, 0/11.625%, 2/15/2003                       123,000
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                       223,000
              ------------------------------------------------------------------------------------  -------------
              BROADCAST RADIO & TV--7.0%
              ------------------------------------------------------------------------------------
      50,000  A-3 Holdings, Inc., Unit, 13.25%, 12/15/2006                                                 51,000
              ------------------------------------------------------------------------------------
     200,000  Act III Broadcasting, Inc., Sr. Sub. Note, 10.25%, 12/15/2005                               205,000
              ------------------------------------------------------------------------------------
     100,000  Allbritton Communication Co., Sr. Sub. Note, 11.50%, 8/15/2004                              106,000
              ------------------------------------------------------------------------------------
     200,000  Argyle Television, Inc., Sr. Sub., 9.75%, 11/1/2005                                         200,250
              ------------------------------------------------------------------------------------
     120,000  Chancellor Broadcasting Co., Sr. Sub. Note, 12.50%, 10/1/2004                               129,000
              ------------------------------------------------------------------------------------
     200,000  NWCG Holding Corp., Sr. Disc. Note, 13.50% accrual, 6/15/1999                               139,000
              ------------------------------------------------------------------------------------
     100,000  (a)Pegasus Media, Note, 12.50%, 7/1/2005                                                    100,000
              ------------------------------------------------------------------------------------
     150,000  SCI Television, Inc., Sr. Secd. Note, 11.00%, 6/30/2005                                     160,125
              ------------------------------------------------------------------------------------
      50,000  Sinclair Broadcast Group, Sr. Sub. Note, 10.00%, 12/15/2003                                  51,375
              ------------------------------------------------------------------------------------



CORPORATE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  -------------
CORPORATE BONDS--CONTINUED
--------------------------------------------------------------------------------------------------
              BROADCAST RADIO & TV--CONTINUED
              ------------------------------------------------------------------------------------
$    150,000  Sinclair Broadcast Group, Sr. Sub. Note, 10.00%, 9/30/2005                            $     154,125
              ------------------------------------------------------------------------------------
     100,000  Young Broadcasting, Inc., Sr. Sub. Note, 10.125%, 2/15/2005                                 105,875
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                     1,401,750
              ------------------------------------------------------------------------------------  -------------
              BUSINESS EQUIPMENT & SERVICES--1.1%
              ------------------------------------------------------------------------------------
     100,000  Monarch Acqusition Corp., Sr. Note, 12.50%, 7/1/2003                                        106,000
              ------------------------------------------------------------------------------------
     100,000  United Stationers Supply Co., Sr. Sub. Note, 12.75%, 5/1/2005                               109,750
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                       215,750
              ------------------------------------------------------------------------------------  -------------
              CABLE TELEVISION--10.8%
              ------------------------------------------------------------------------------------
      50,000  Australis Media Limited, Unit, 0/14.00%, 5/15/2003                                           36,375
              ------------------------------------------------------------------------------------
      50,000  Bell Cablemedia PLC, Sr. Disc. Note, 0/11.95%, 7/15/2004                                     35,625
              ------------------------------------------------------------------------------------
     100,000  Cablevision Systems Co., Sr. Sub. Note, 9.25%, 11/1/2005                                    104,125
              ------------------------------------------------------------------------------------
      75,000  CAI Wireless Systems, Inc., Sr. Note, 12.25%, 9/15/2002                                      80,437
              ------------------------------------------------------------------------------------
     100,000  CF Cable TV, Inc., Sr. Secd. 2nd Priority Note, 11.625%, 2/15/2005                          110,250
              ------------------------------------------------------------------------------------
     300,000  Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013                                          318,750
              ------------------------------------------------------------------------------------
     250,000  Diamond Cable Co., Sr. Disc. Note, 0/11.75%, 12/15/2005                                     147,812
              ------------------------------------------------------------------------------------
     200,000  Insight Communication Co., Sr. Sub. Note, 8.25%, 3/1/2000                                   203,500
              ------------------------------------------------------------------------------------
     200,000  International Cabletel, Inc., Sr. Note, 0/12.75%, 4/15/2005                                 127,500
              ------------------------------------------------------------------------------------
     150,000  Le Groupe Videotron Ltee, Sr. Note, 10.625%, 2/15/2005                                      161,625
              ------------------------------------------------------------------------------------
     250,000  Peoples Choice TV Corp., Unit, 0/13.125%, 6/1/2004                                          146,875
              ------------------------------------------------------------------------------------
     100,000  Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note, 10.00%,
              3/15/2005                                                                                   107,875
              ------------------------------------------------------------------------------------
     150,000  Rogers Cablesystems Ltd., Sr. Sub. GTD Note, 11.00%, 12/1/2015                              161,625
              ------------------------------------------------------------------------------------
     575,000  TeleWest PLC, Sr. Disc. Deb., 0/11.00%, 10/1/2007                                           348,594
              ------------------------------------------------------------------------------------
      75,000  Wireless One, Inc., Unit, 13.00%, 10/15/2003                                                 79,500
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                     2,170,468
              ------------------------------------------------------------------------------------  -------------



CORPORATE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  -------------
CORPORATE BONDS--CONTINUED
--------------------------------------------------------------------------------------------------
              CHEMICALS & PLASTICS--6.4%
              ------------------------------------------------------------------------------------
$    175,000  Arcadian Partners L.P., Sr. Note, Series B, 10.75%, 5/1/2005                          $     193,375
              ------------------------------------------------------------------------------------
     150,000  (a)Crain Industries, Inc., Sr. Sub. Note, 13.50%, 8/15/2005                                 152,250
              ------------------------------------------------------------------------------------
      50,000  Foamex L.P., Sr. Note, 11.25%, 10/1/2002                                                     49,250
              ------------------------------------------------------------------------------------
     100,000  Foamex L.P., Sr. Sub. Deb., 11.875%, 10/1/2004                                               98,500
              ------------------------------------------------------------------------------------
     325,000  G-I Holdings, Inc., Sr. Disc. Note, 11.375% accrual, 10/1/1998                              251,062
              ------------------------------------------------------------------------------------
     150,000  Harris Chemical North America, Inc., Sr. Secd. Disc. Note, 0/10.25%,
              7/15/2001                                                                                   146,250
              ------------------------------------------------------------------------------------
     100,000  Polymer Group, Inc., Sr. Note, 12.25%, 7/15/2002                                            103,500
              ------------------------------------------------------------------------------------
     100,000  (a)RBX Corp., Sr. Sub. Note, 11.25%, 10/15/2005                                              98,500
              ------------------------------------------------------------------------------------
      50,000  UCC Investors Holdings, Inc., Sr. Sub. Note, 11.00%, 5/1/2003                                51,250
              ------------------------------------------------------------------------------------
     150,000  Uniroyal Technology Corp., Sr. Secd. Note, 11.75%, 6/1/2003                                 144,750
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                     1,288,687
              ------------------------------------------------------------------------------------  -------------
              CLOTHING & TEXTILES--2.2%
              ------------------------------------------------------------------------------------
     150,000  Dan River, Inc., Sr. Sub. Note, 10.125%, 12/15/2003                                         139,125
              ------------------------------------------------------------------------------------
     300,000  WestPoint Stevens, Inc., Sr. Sub. Deb., 9.375%, 12/15/2005                                  297,750
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                       436,875
              ------------------------------------------------------------------------------------  -------------
              CONGLOMERATES--2.1%
              ------------------------------------------------------------------------------------
     100,000  Fairchild Industries, Inc., Sr. Secd. Note, 12.25%, 2/1/1999                                107,750
              ------------------------------------------------------------------------------------
     300,000  Sherritt Gordon Ltd., Sr. Note, 9.75%, 4/1/2003                                             319,500
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                       427,250
              ------------------------------------------------------------------------------------  -------------
              CONSUMER PRODUCTS--3.8%
              ------------------------------------------------------------------------------------
     150,000  American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005                                       153,000
              ------------------------------------------------------------------------------------
     150,000  Herff Jones, Inc., Sr. Sub. Note, 11.00%, 8/15/2005                                         161,250
              ------------------------------------------------------------------------------------
     100,000  Hosiery Corp. of America, Inc., Sr. Sub. Note, 13.75%, 8/1/2002                             108,250
              ------------------------------------------------------------------------------------
     150,000  ICON Health & Fitness, Inc., Sr. Sub. Note, 13.00%, 7/15/2002                               162,750
              ------------------------------------------------------------------------------------
     200,000  Playtex Family Products Corp., Sr. Sub. Note, 9.00%, 12/15/2003                             178,000
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                       763,250
              ------------------------------------------------------------------------------------  -------------



CORPORATE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  -------------
CORPORATE BONDS--CONTINUED
--------------------------------------------------------------------------------------------------
              CONTAINER & GLASS PRODUCTS--3.7%
              ------------------------------------------------------------------------------------
$     50,000  Owens-Illinois, Inc., Sr. Amort. Deb., 11.00%, 12/1/2003                              $      56,750
              ------------------------------------------------------------------------------------
     100,000  Owens-Illinois, Inc., Sr. Sub. Note, 9.75%, 8/15/2004                                       105,125
              ------------------------------------------------------------------------------------
     350,000  Owens-Illinois, Inc., Sr. Sub. Note, 9.95%, 10/15/2004                                      372,750
              ------------------------------------------------------------------------------------
     150,000  Portola Packaging, Inc., Sr. Note, 10.75%, 10/1/2005                                        154,875
              ------------------------------------------------------------------------------------
      50,000  Silgan Corp., Sr. Sub. Note, 11.75%, 6/15/2002                                               53,750
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                       743,250
              ------------------------------------------------------------------------------------  -------------
              COSMETICS & TOILETRIES--0.6%
              ------------------------------------------------------------------------------------
      50,000  Revlon Consumer Products Corp., Note, 9.375%, 4/1/2001                                       50,750
              ------------------------------------------------------------------------------------
      75,000  Revlon Consumer Products Corp., Sr. Sub. Note, 10.50%, 2/15/2003                             76,875
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                       127,625
              ------------------------------------------------------------------------------------  -------------
              ECOLOGICAL SERVICES & EQUIPMENT--1.6%
              ------------------------------------------------------------------------------------
      50,000  Allied Waste Industries, Inc., Sr. Sub. Note, 12.00%, 2/1/2004                               54,375
              ------------------------------------------------------------------------------------
     100,000  ICF Kaiser International, Inc., Sr. Sub. Note, 12.00%, 12/31/2003                            94,500
              ------------------------------------------------------------------------------------
     200,000  Mid-American Waste Systems, Inc., Sr. Sub. Note, 12.25%, 2/15/2003                          182,000
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                       330,875
              ------------------------------------------------------------------------------------  -------------
              FARMING & AGRICULTURE--0.5%
              ------------------------------------------------------------------------------------
     100,000  Spreckels Industries, Inc., Sr. Secd. Note, 11.50%, 9/1/2000                                 99,000
              ------------------------------------------------------------------------------------  -------------
              FOOD & DRUG RETAILERS--2.4%
              ------------------------------------------------------------------------------------
     100,000  (a)Carr-Gottstein Foods Co., Sr. Sub. Note, 12.00%, 11/15/2005                              101,000
              ------------------------------------------------------------------------------------
     125,000  Pathmark Stores, Inc., Sr. Sub. Note, 9.625%, 5/1/2003                                      121,875
              ------------------------------------------------------------------------------------
     200,000  Ralph's Grocery Co., Sr. Note, 10.45%, 6/15/2004                                            203,500
              ------------------------------------------------------------------------------------
      50,000  Ralph's Grocery Co., Sr. Sub. Note, 11.00%, 6/15/2005                                        49,625
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                       476,000
              ------------------------------------------------------------------------------------  -------------



CORPORATE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  -------------
CORPORATE BONDS--CONTINUED
--------------------------------------------------------------------------------------------------
              FOOD PRODUCTS--3.7%
              ------------------------------------------------------------------------------------
$    200,000  Curtice-Burns Foods, Inc., Sr. Sub. Note, 12.25%, 2/1/2005                            $     207,000
              ------------------------------------------------------------------------------------
     100,000  Doskocil Cos., Inc., Sr. Sub. Note, 9.75%, 7/15/2000                                         96,000
              ------------------------------------------------------------------------------------
     100,000  PMI Acquisition Corp., Sr. Sub. Note, 10.25%, 9/1/2003                                      103,000
              ------------------------------------------------------------------------------------
     200,000  Specialty Foods Corp., Sr. Note, 11.125%, 10/1/2002                                         191,000
              ------------------------------------------------------------------------------------
      50,000  Specialty Foods Corp., Sr. Sub. Note, 11.25%, 8/15/2003                                      44,750
              ------------------------------------------------------------------------------------
     100,000  Van de Kamp's, Inc., Sr. Sub. Note, 12.00%, 9/15/2005                                       104,000
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                       745,750
              ------------------------------------------------------------------------------------  -------------
              FOOD SERVICES--0.9%
              ------------------------------------------------------------------------------------
     200,000  Flagstar Corp., Sr. Note, 10.875%, 12/1/2002                                                182,000
              ------------------------------------------------------------------------------------  -------------
              FOREST PRODUCTS--2.8%
              ------------------------------------------------------------------------------------
      50,000  Container Corp. of America, Sr. Note, 11.25%, 5/1/2004                                       51,625
              ------------------------------------------------------------------------------------
     100,000  Container Corp. of America, Sr. Note, 9.75%, 4/1/2003                                        97,750
              ------------------------------------------------------------------------------------
      50,000  Repap New Brunswick, 1st Priority Sr. Secd. Note, 9.875%, 7/15/2000                          50,500
              ------------------------------------------------------------------------------------
     100,000  Repap New Brunswick, 2nd Priority Sr. Secd. Note, 10.625%, 4/15/2005                         98,000
              ------------------------------------------------------------------------------------
      50,000  Riverwood International Corp., Sr. Sub. Note, 11.25%, 6/15/2002                              54,500
              ------------------------------------------------------------------------------------
     100,000  S. D. Warren Co., Sr. Sub. Note, 12.00%, 12/15/2004                                         110,000
              ------------------------------------------------------------------------------------
     100,000  Stone Container Corp., Sr. Note, 9.875%, 2/1/2001                                            97,500
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                       559,875
              ------------------------------------------------------------------------------------  -------------
              HEALTHCARE--2.7%
              ------------------------------------------------------------------------------------
     100,000  AmeriSource Health Corp., Sr. Deb., 11.25%, 7/15/2005                                       110,500
              ------------------------------------------------------------------------------------
     100,000  Genesis Health Ventures, Inc., Sr. Sub. Note, 9.75%, 6/15/2005                              106,000
              ------------------------------------------------------------------------------------
     300,000  Tenet Healthcare Corp., Sr. Sub. Note, 10.125%, 3/1/2005                                    333,750
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                       550,250
              ------------------------------------------------------------------------------------  -------------
              HOME PRODUCTS & FURNISHINGS--1.4%
              ------------------------------------------------------------------------------------
     150,000  American Standard, Inc., Sr. Sub. Disc. Deb., 0/10.50%, 6/1/2005                            129,375
              ------------------------------------------------------------------------------------
     150,000  Triangle Pacific Corp., Sr. Note, 10.50%, 8/1/2003                                          159,750
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                       289,125
              ------------------------------------------------------------------------------------  -------------



CORPORATE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  -------------
CORPORATE BONDS--CONTINUED
--------------------------------------------------------------------------------------------------
              HOTELS, MOTELS, INNS & CASINOS--0.5%
              ------------------------------------------------------------------------------------
$    100,000  Motels of America, Inc., Sr. Sub. Note, 12.00%, 4/15/2004                             $      99,625
              ------------------------------------------------------------------------------------  -------------
              INDUSTRIAL PRODUCTS & EQUIPMENT--2.0%
              ------------------------------------------------------------------------------------
     200,000  Cabot Safety Acquisition Corp., Sr. Sub. Note, 12.50%, 7/15/2005                            214,000
              ------------------------------------------------------------------------------------
     100,000  Fairfield Manufacturing Co., Inc., Sr. Sub. Note, 11.375%, 7/1/2001                          98,250
              ------------------------------------------------------------------------------------
     100,000  Pace Industries, Inc., Sr. Note, 10.625%, 12/1/2002                                          88,500
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                       400,750
              ------------------------------------------------------------------------------------  -------------
              LEISURE & ENTERTAINMENT--3.3%
              ------------------------------------------------------------------------------------
     100,000  Affinity Group, Inc., Sr. Sub. Note, 11.50%, 10/15/2003                                     102,000
              ------------------------------------------------------------------------------------
     100,000  Alliance Entertainment Corp., Sr. Sub. Note, 11.25%, 7/15/2005                              101,000
              ------------------------------------------------------------------------------------
     150,000  Premier Parks, Inc., Sr. Note, 12.00%, 8/15/2003                                            154,875
              ------------------------------------------------------------------------------------
     400,000  Six Flags Theme Parks, Sr. Sub. Disc. Note, 0/12.25%, 6/15/2005                             314,500
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                       672,375
              ------------------------------------------------------------------------------------  -------------
              MACHINERY & EQUIPMENT--1.1%
              ------------------------------------------------------------------------------------
     100,000  Primeco, Inc., Sr. Sub. Note, 12.75%, 3/1/2005                                              105,000
              ------------------------------------------------------------------------------------
     100,000  Waters Corp., Sr. Sub. Note, 12.75%, 9/30/2004                                              113,000
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                       218,000
              ------------------------------------------------------------------------------------  -------------
              OIL & GAS--3.7%
              ------------------------------------------------------------------------------------
     200,000  (a)Clark USA, Inc., Sr. Note, 10.875%, 12/1/2005                                            208,750
              ------------------------------------------------------------------------------------
     150,000  Falcon Drilling Co., Inc., Sr. Note, 9.75%, 1/15/2001                                       153,750
              ------------------------------------------------------------------------------------
      50,000  Falcon Drilling Co., Inc., Sr. Sub. Note, 12.50%, 3/15/2005                                  55,000
              ------------------------------------------------------------------------------------
     100,000  Giant Industries, Inc., Sr. Sub. Note, 9.75%, 11/15/2003                                    101,625
              ------------------------------------------------------------------------------------
      50,000  H.S. Resources, Inc., Sr. Sub. Note, 9.875%, 12/1/2003                                       49,313
              ------------------------------------------------------------------------------------
     175,000  United Meridian Corp., Sr. Sub. Note, 10.375%, 10/15/2005                                   185,063
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                       753,501
              ------------------------------------------------------------------------------------  -------------
              PRINTING & PUBLISHING--1.5%
              ------------------------------------------------------------------------------------
     150,000  Affiliated Newspaper, Sr. Disc. Note, 0/13.25%, 7/1/2006                                     94,875
              ------------------------------------------------------------------------------------
     100,000  Garden State Newspapers, Inc., Sr. Sub. Note, 12.00%, 7/1/2004                              102,000
              ------------------------------------------------------------------------------------



CORPORATE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  -------------
CORPORATE BONDS--CONTINUED
--------------------------------------------------------------------------------------------------
              PRINTING & PUBLISHING--CONTINUED
              ------------------------------------------------------------------------------------
$    100,000  Webcraft Technologies, Inc., Sr. Sub. Note, 9.375%, 2/15/2002                         $      98,000
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                       294,875
              ------------------------------------------------------------------------------------  -------------
              REAL ESTATE--0.8%
              ------------------------------------------------------------------------------------
     150,000  Trizec Finance Ltd., Sr. Note, 10.875%, 10/15/2005                                          155,625
              ------------------------------------------------------------------------------------  -------------
              RETAILERS--0.7%
              ------------------------------------------------------------------------------------
     150,000  Brylane Capital Corp., Sr. Sub. Note, 10.00%, 9/1/2003                                      133,500
              ------------------------------------------------------------------------------------  -------------
              SERVICES--1.0%
              ------------------------------------------------------------------------------------
     200,000  (a)Coinmach Corp., Sr. Note, 11.75%, 11/15/2005                                             203,500
              ------------------------------------------------------------------------------------  -------------
              STEEL--2.9%
              ------------------------------------------------------------------------------------
     100,000  Acme Metals, Inc., Sr. Secd. Disc. Note, 0/13.50%, 8/1/2004                                  80,625
              ------------------------------------------------------------------------------------
     100,000  Bayou Steel Corp., 1st Mtg. Note, 10.25%, 3/1/2001                                           89,000
              ------------------------------------------------------------------------------------
     200,000  EnviroSource, Inc., Sr. Note, 9.75%, 6/15/2003                                              176,000
              ------------------------------------------------------------------------------------
     200,000  GS Technologies Operating Co., Inc., Sr. Note, 12.00%, 9/1/2004                             199,000
              ------------------------------------------------------------------------------------
      50,000  Northwestern Steel & Wire Co., Sr. Note, 9.50%, 6/15/2001                                    49,250
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                       593,875
              ------------------------------------------------------------------------------------  -------------
              SURFACE TRANSPORTATION--4.7%
              ------------------------------------------------------------------------------------
     125,000  (a)AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005                         124,062
              ------------------------------------------------------------------------------------
     200,000  Gearbulk Holding Limited, Sr. Note, 11.25%, 12/1/2004                                       216,000
              ------------------------------------------------------------------------------------
     100,000  Great Dane Holdings, Inc., Sr. Sub. Deb., 12.75%, 8/1/2001                                   91,750
              ------------------------------------------------------------------------------------
     100,000  Sea Containers Ltd., Sr. Note, 9.50%, 7/1/2003                                               99,500
              ------------------------------------------------------------------------------------
     200,000  Stena AB, Sr. Note, 10.50%, 12/15/2005                                                      206,500
              ------------------------------------------------------------------------------------
     100,000  Trans Ocean Container Corp., Sr. Sub. Note, 12.25%, 7/1/2004                                104,500
              ------------------------------------------------------------------------------------
     100,000  Trism, Inc., Sr. Sub. Note, 10.75%, 12/15/2000                                               98,000
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                       940,312
              ------------------------------------------------------------------------------------  -------------
              TELECOMMUNICATIONS & CELLULAR--6.4%
              ------------------------------------------------------------------------------------
     150,000  Cellular Communications International, Inc., Unit, 13.25% accrual,
              8/15/2000                                                                                    93,000
              ------------------------------------------------------------------------------------



CORPORATE BOND FUND
--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  -------------
CORPORATE BONDS--CONTINUED
--------------------------------------------------------------------------------------------------
              TELECOMMUNICATIONS & CELLULAR--CONTINUED
              ------------------------------------------------------------------------------------
$     50,000  Fonorola, Inc., Sr. Secd. Note, 12.50%, 8/15/2002                                     $      52,750
              ------------------------------------------------------------------------------------
     200,000  (a)IXC Communications, Inc., Sr. Note, 13.00%, 10/1/2005                                    214,500
              ------------------------------------------------------------------------------------
      50,000  MobileMedia Communications, Inc., Sr. Sub. Note, 9.375%, 11/1/2007                           51,500
              ------------------------------------------------------------------------------------
     150,000  NEXTEL Communications, Inc., Sr. Disc. Note, 0/11.50%, 9/1/2003                              94,500
              ------------------------------------------------------------------------------------
      50,000  NEXTEL Communications, Inc., Sr. Disc. Note, 0/9.75%, 8/15/2004                              27,500
              ------------------------------------------------------------------------------------
     250,000  Paging Network, Inc., Sr. Sub. Note, 10.125%, 8/1/2007                                      273,125
              ------------------------------------------------------------------------------------
     300,000  PanAmSat, Corp., Sr. Sub. Disc. Note, 0/11.375%, 8/1/2003                                   246,000
              ------------------------------------------------------------------------------------
      50,000  Peoples Telephone Co., Sr. Note, 12.25%, 7/15/2002                                           40,500
              ------------------------------------------------------------------------------------
      50,000  ProNet, Inc., Sr. Sub. Note, 11.875%, 6/15/2005                                              55,313
              ------------------------------------------------------------------------------------
     150,000  USA Mobile Communications, Inc., Sr. Note, 9.50%, 2/1/2004                                  149,250
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                     1,297,938
              ------------------------------------------------------------------------------------  -------------
              UTILITIES--1.3%
              ------------------------------------------------------------------------------------
     225,000  California Energy Co., Inc., Sr. Disc. Note, 0/10.25%, 1/15/2004                            212,625
              ------------------------------------------------------------------------------------
      50,000  California Energy Co., Inc., Sr. Secd. Note, 9.875%, 6/30/2003                               52,375
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                       265,000
              ------------------------------------------------------------------------------------  -------------
              TOTAL CORPORATE BONDS (IDENTIFIED COST $17,515,643)                                      17,884,782
              ------------------------------------------------------------------------------------  -------------
PREFERRED STOCKS--0.3%
--------------------------------------------------------------------------------------------------
              PRINTING & PUBLISHING--0.3%
              ------------------------------------------------------------------------------------
         515  K-III Communications Corp., Cumulative PIK Pfd., Series B, 11.625%                           51,453
              ------------------------------------------------------------------------------------  -------------
              TOTAL PREFERRED STOCKS (IDENTIFIED COST $48,888)                                             51,453
              ------------------------------------------------------------------------------------  -------------
COMMON STOCKS--0.0%
--------------------------------------------------------------------------------------------------
              BROADCAST RADIO & TV--0.0%
              ------------------------------------------------------------------------------------
          10  (a)Pegasus Media, Class B                                                                     3,000
              ------------------------------------------------------------------------------------  -------------
              FOOD & DRUG RETAILERS--0.0%
              ------------------------------------------------------------------------------------
         883  Grand Union Co.                                                                               6,622
              ------------------------------------------------------------------------------------  -------------



CORPORATE BOND FUND
--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
              PRINTING & PUBLISHING--0.0%
              ------------------------------------------------------------------------------------
          50  Affiliated Newspaper                                                                  $       1,250
              ------------------------------------------------------------------------------------  -------------
              TOTAL COMMON STOCKS (IDENTIFIED COST $54,625)                                                10,872
              ------------------------------------------------------------------------------------  -------------
(B) REPURCHASE AGREEMENT--11.6%
--------------------------------------------------------------------------------------------------
$  2,335,000  J.P. Morgan Securities, Inc., 5.85%, dated 12/29/1995, due 1/2/1996
              (at amortized cost)                                                                   $   2,335,000
              ------------------------------------------------------------------------------------  -------------
              TOTAL INVESTMENTS (IDENTIFIED COST $19,954,156) (C)                                   $  20,282,107
              ------------------------------------------------------------------------------------  -------------


 (a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At the end of the period, these securities amounted to $1,231,625 which represents 6.1% of net assets.

 (b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

 (c) The cost of investments for federal tax purposes amounts to $19,956,406. The unrealized appreciation on a federal tax cost basis amounts to $325,701, which is comprised of $499,312 appreciation and $173,611 depreciation at December 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($20,165,015) at December 31, 1995.

The following acronyms are used throughout this portfolio:

GTD--Guarantee
PIK--Payment in Kind
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)




CORPORATE BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-----------------------------------------------------------------------------------
Investment in repurchase agreement                                                   $   2,335,000
-----------------------------------------------------------------------------------
Investments in securities                                                               17,947,107
-----------------------------------------------------------------------------------  -------------
Total investments in securities, at value (identified cost $19,954,156, and
tax cost $19,956,406)                                                                               $  20,282,107
--------------------------------------------------------------------------------------------------
Cash                                                                                                          480
--------------------------------------------------------------------------------------------------
Income receivable                                                                                         426,146
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                            52,764
--------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 50,510
--------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                      20,812,007
--------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------------------
Payable for investments purchased                                                          633,610
-----------------------------------------------------------------------------------
Payable for shares redeemed                                                                    355
-----------------------------------------------------------------------------------
Accrued expenses                                                                            13,027
-----------------------------------------------------------------------------------  -------------
     Total liabilities                                                                                    646,992
--------------------------------------------------------------------------------------------------  -------------
Net Assets for 2,058,766 shares outstanding                                                         $  20,165,015
--------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------
Paid in capital                                                                                     $  19,816,165
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                                327,951
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                              (6,564)
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                        27,463
--------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                               $  20,165,015
--------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$20,165,015 / 2,058,766 shares outstanding                                                                  $9.79
--------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


CORPORATE BOND FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Dividends                                                                                             $      1,388
----------------------------------------------------------------------------------------------------
Interest                                                                                                   777,957
----------------------------------------------------------------------------------------------------  ------------
     Total income                                                                                          779,345
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------
Investment advisory fee                                                                  $    46,425
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    125,000
---------------------------------------------------------------------------------------
Custodian fees                                                                                32,179
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      14,343
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      2,107
---------------------------------------------------------------------------------------
Auditing fees                                                                                  8,238
---------------------------------------------------------------------------------------
Legal fees                                                                                     2,828
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     41,428
---------------------------------------------------------------------------------------
Share registration costs                                                                       7,109
---------------------------------------------------------------------------------------
Printing and postage                                                                          34,900
---------------------------------------------------------------------------------------
Insurance premiums                                                                             3,464
---------------------------------------------------------------------------------------
Miscellaneous                                                                                  7,166
---------------------------------------------------------------------------------------  -----------
     Total expenses                                                                          325,187
---------------------------------------------------------------------------------------
Waiver and reimbursements--
---------------------------------------------------------------------------------------
  ]Waiver of investment advisory fee                                           ($46,425)
--------------------------------------------------------------------------
  Reimbursement of other operating expenses                                    (216,562)
--------------------------------------------------------------------------  -----------
     Total waiver and reimbursements                                                        (262,987)
---------------------------------------------------------------------------------------  -----------
       Net expenses                                                                                         62,200
----------------------------------------------------------------------------------------------------  ------------
          Net investment income                                                                            717,145
----------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                             5,784
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                       493,099
----------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain on investments                                                       498,883
----------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                              $  1,216,028
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


CORPORATE BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED
                                                                                              DECEMBER 31,
                                                                                           1995         1994(A)
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------------------
Net investment income                                                                  $     717,145  $    121,011
-------------------------------------------------------------------------------------
Net realized gain (loss) on investments ($8,035 net gain and $12,348 net loss,
respectively, as computed for federal tax purposes)                                            5,784       (12,348)
-------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                         493,099      (165,148)
-------------------------------------------------------------------------------------  -------------  ------------
     Change in assets resulting from operations                                            1,216,028       (56,485)
-------------------------------------------------------------------------------------  -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------------------
Distributions from net investment income                                                    (687,618)     (121,011)
-------------------------------------------------------------------------------------
Distributions in excess of net investment income                                            --              (2,064)
-------------------------------------------------------------------------------------  -------------  ------------
     Change in net assets resulting from distributions to shareholders                      (687,618)     (123,075)
-------------------------------------------------------------------------------------  -------------  ------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------------------
Proceeds from sale of shares                                                              21,185,904     2,484,492
-------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                                       686,601        20,705
-------------------------------------------------------------------------------------
Cost of shares redeemed                                                                   (3,692,843)     (868,694)
-------------------------------------------------------------------------------------  -------------  ------------
     Change in net assets resulting from share
     transactions                                                                         18,179,662     1,636,503
-------------------------------------------------------------------------------------  -------------  ------------
          Change in net assets                                                            18,708,072     1,456,943
-------------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------------
Beginning of period                                                                        1,456,943            --
-------------------------------------------------------------------------------------  -------------  ------------
End of period (including undistributed net investment income of $27,463 and $0,
respectively)                                                                          $  20,165,015  $  1,456,943
-------------------------------------------------------------------------------------  -------------  ------------


(a) For the period from December 9, 1993 (start of business) to December 31,
1994.

(See Notes which are an integral part of the Financial Statements)


CORPORATE BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                    YEAR ENDED
                                                                                                   DECEMBER 31,
                                                                                                1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                          $    8.87   $   10.00
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------
  Net investment income                                                                            0.85        0.75
--------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                           0.89       (1.12)
--------------------------------------------------------------------------------------------  ---------  -----------
Total from investment operations                                                                   1.74       (0.37)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------------------
  Distributions from net investment income                                                        (0.82)      (0.75)
--------------------------------------------------------------------------------------------
  Distributions in excess of net investment income (d)                                           --           (0.01)
--------------------------------------------------------------------------------------------  ---------  -----------
  Total distributions                                                                             (0.82)      (0.76)
--------------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                                $    9.79   $    8.87
--------------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (B)                                                                                  20.38%      (3.73%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------
  Expenses                                                                                         0.80%       0.41%*
--------------------------------------------------------------------------------------------
  Net investment income                                                                            9.27%       9.11%*
--------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                 3.40%      10.01%*
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                       $20,165      $1,457
--------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                 48%         18%
--------------------------------------------------------------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from February 2, 1994 (date of initial public investment) to December 31, 1994. For the period from December 9, 1993 (the start of business) to February 1, 1994, the Fund had no public investment.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(See Notes which are an integral part of the Financial Statements)





CORPORATE BOND FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------
1. ORGANIZATION

Insurance Management Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Corporate Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.


CORPORATE BOND FUND
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. At December 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $4,313, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR       EXPIRATION AMOUNT
       2002                 $4,313


     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     Additional information on each restricted security held at December 31, 1995 is as follows:

                                              FUND
              SECURITY                  ACQUISITION DATE      ACQUISITION COST
AmeriTruck Distribution Corp.             11/1/95-12/21/95       $  123,696
Carr-Gottstein Foods Co.                           11/9/95       $  100,000
Clark USA, Inc.                                    12/8/95       $  206,500
Coinmach Corp.                           11/14/95-12/28/95       $  200,938
Crain Industries, Inc.                    8/22/95-12/14/95       $  150,375
Howmet Corp.                                      11/22/95       $   25,000
IXC Communications, Inc.                  9/25/95-10/31/95       $  199,528
Pegasus Media                             6/30/95-11/17/95       $  101,000
RBX Corp.                                          10/6/95       $  100,000



CORPORATE BOND FUND
--------------------------------------------------------------------------------

     INVESTMENT RISKS--Although the Fund has a diversified portfolio, the Fund has 100% of its portfolio invested in lower rated and comparable quality unrated high yield securities. Investments in higher yield securities are accomplished by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the isser. The Fund held no defaulted securities at December 31, 1995.

     OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                                                 YEAR ENDED
                                                                                                DECEMBER 31,
                                                                                               1995      1994(A)
Shares sold                                                                                  2,211,100    257,641
------------------------------------------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                                                          71,640      2,295
------------------------------------------------------------------------------------------
Shares redeemed                                                                               (388,244)   (95,666)
------------------------------------------------------------------------------------------  ----------  ---------
     Net change resulting from share transactions                                            1,894,496    164,270
------------------------------------------------------------------------------------------  ----------  ---------


(a) For the period from December 9, 1993 (start of business) to December 31,
1994.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .60 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.


CORPORATE BOND FUND
--------------------------------------------------------------------------------

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses ($16,313) and start-up administrative service expenses ($31,507) were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses and start-up administrative expenses during the five year period following December 15, 1993 (date the Fund became effective). For the period ended December 31, 1995, the Fund paid $2,175 and $4,201, respectively, pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended December 31, 1995, were as follows:

PURCHASES                                                                                            $  19,507,549
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $   3,541,470
---------------------------------------------------------------------------------------------------  -------------



INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees of the Insurance Management Series and the Shareholders of CORPORATE BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Corporate Bond Fund (a portfolio of the Insurance Management Series) as of December 31, 1995, the related statement of operations for the year then ended and the statement of changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Corporate Bond Fund as of December 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Pittsburgh, Pennsylvania
February 7, 1996



TRUSTEES                                               OFFICERS
--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       J. Christopher Donahue
William J. Copeland                                       President
J. Christopher Donahue                                    Edward C. Gonzales
James E. Dowd                                             Executive Vice President
Lawrence D. Ellis, M.D.                                   John W. McGonigle
Edward L. Flaherty, Jr.                                   Executive Vice President and Secretary
Peter E. Madden                                           Richard B. Fisher
Gregor F. Meyer                                           Vice President
John E. Murray, Jr.                                       David M. Taylor
Wesley W. Posvar                                          Treasurer
Marjorie P. Smuts                                         S. Elliott Cohan
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.



--------------------------------------------------------------------------------
                                                                           PRIME
--------------------------------------------------------------------------------
                                                                           MONEY
--------------------------------------------------------------------------------
                                                                            FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                   ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                               DECEMBER 31, 1995

                                                     Insurance Management Series




[LOGO] FEDERATED SECURITIES CORP.               --------------------------------
       DISTRIBUTOR
                                                --------------------------------
       A subsidiary of FEDERATED INVESTORS
                                                --------------------------------
       FEDERATED INVESTORS TOWER
       PITTSBURGH, PA 15222-3779                --------------------------------

       Cusip 458043106
       G00842-01 (2/96)    [RECYCLED LOGO]








PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Annual Report to Shareholders of Prime Money Fund, a portfolio of Insurance Management Series, for the twelve-month period ended December 31, 1995. This report includes an investment review by the fund's portfolio manager, a listing of your fund's investments, and complete financial information.
During the report period, the fund's portfolio of high-quality money market securities provided shareholders with dividends of $0.05 per share. Of course, the fund also maintained a stable share value of $1.00.* The fund's net assets reached $17.8 million on the last day of the report period.

Thank you for using Prime Money Fund as a way to pursue daily income on your ready cash. We look forward to keeping you informed about your investment's progress.

Sincerely,

J. Christopher Donahue
President
February 15, 1996

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.



INVESTMENT REVIEW
--------------------------------------------------------------------------------

During the reporting period, short-term interest rates held steady for the first quarter of 1995 despite a hike in the Federal Funds target rate from 5.50% to 6.00% on February 1, 1995. From the end of April however, short-term rates began to decline with the biggest drop of 25 basis points coming on July 6, 1995, following a rate cut. At that time, the Federal Reserve Board (the "Fed") lowered the Federal Funds target rate from 6.00% to 5.75%. Rates then held steady for the third quarter of 1995 before continuing to decline modestly in the last several months of the year. The Fed took action one more time on December 19, 1995, and lowered the Federal Funds target rate from 5.75% to 5.50%, precisely the same level at which 1995 began.

In response to this rate environment, the fund's average maturity target range was lengthened from 30-40 days to 40-50 days. This reflects management's bias towards a neutral to modestly easing Fed through early 1996. In addition, management continues to invest the fund in a barbelled style with 25%-30% of fund investments in variable rate demand notes, 10%-15% in overnight securities and the remainder of the portfolio laddered out to the six-month to twelve-month area of the yield curve. Management's outlook is for a modestly easing to neutral Fed for the beginning of 1996. The structure of a barbell should allow the fund to pursue the higher yields of longer-dated securities. In addition, the longer average maturity should also be beneficial in a declining rate environment.

Given the market conditions, the fund has performed as follows: during the twelve-months ended December 31, 1995, the net assets of the fund increased from $0.6 to $17.8 million, while the 7-day net yield increased from 4.16% to 4.95%.* The effective average maturity of the fund on
December 29, 1995, was 42 days.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.



PRIME MONEY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                                 VALUE
-----------  --------------------------------------------------------------------------------------  -------------
BANK NOTES--2.8%
---------------------------------------------------------------------------------------------------
             BANKING--2.8%
             --------------------------------------------------------------------------------------
$   500,000  Bank of New York, New York, 5.570%, 5/30/1996                                           $     499,899
             --------------------------------------------------------------------------------------  -------------
BANKERS ACCEPTANCE--0.8%
---------------------------------------------------------------------------------------------------
             BANKING--0.8%
             --------------------------------------------------------------------------------------
    146,839  Citibank NA, New York, 5.897%, 4/12/1996                                                      144,447
             --------------------------------------------------------------------------------------  -------------
TIME DEPOSIT--1.1%
---------------------------------------------------------------------------------------------------
             BANKING--1.1%
             --------------------------------------------------------------------------------------
    200,000  Bank of Nova Scotia, Toronto, 7.000%, 1/2/1996                                                200,000
             --------------------------------------------------------------------------------------  -------------
(A) COMMERCIAL PAPER--38.3%
---------------------------------------------------------------------------------------------------
             BANKING--11.4%
             --------------------------------------------------------------------------------------
    750,000  ABN AMRO N.A., Finance, Inc., (Guaranteed by ABN AMRO Bank N.V., Amsterdam), 5.640% -
             5.860%, 2/16/1996 - 4/25/1996                                                                 739,398
             --------------------------------------------------------------------------------------
    600,000  Abbey National N.A. Corp., (Guaranteed by Abbey National Bank PLC, London), 5.697% -
             5.709%, 1/8/1996 - 1/22/1996                                                                  598,918
             --------------------------------------------------------------------------------------
    200,000  J.P. Morgan & Co., Inc., 5.756%, 1/22/1996                                                    199,348
             --------------------------------------------------------------------------------------
    500,000  Svenska Handelsbanken, Inc., (Guaranteed by Svenska Handelsbanken, Stockholm), 5.811%,
             3/29/1996                                                                                     493,094
             --------------------------------------------------------------------------------------  -------------
             Total                                                                                       2,030,758
             --------------------------------------------------------------------------------------  -------------
             FINANCE - AUTOMOTIVE--0.5%
             --------------------------------------------------------------------------------------
    100,000  Ford Motor Credit Co., 5.771%, 2/5/1996                                                        99,447
             --------------------------------------------------------------------------------------  -------------
             FINANCE - COMMERCIAL--20.3%
             --------------------------------------------------------------------------------------
    650,000  Asset Securitization Cooperative Corp., 5.738% - 5.824%,
             1/19/1996 - 2/15/1996                                                                         646,756
             --------------------------------------------------------------------------------------
    900,000  Beta Finance, Inc., 5.611% - 5.768%, 2/5/1996 - 5/17/1996                                     890,818
             --------------------------------------------------------------------------------------
    300,000  CIT Group Holdings, Inc., 5.696% - 5.802%, 1/29/1996 - 3/22/1996                              297,850
             --------------------------------------------------------------------------------------
    300,000  Falcon Asset Securitization Corp., 5.701%, 5/3/1996                                           294,321
             --------------------------------------------------------------------------------------
$   400,000  General Electric Capital Corp., 5.772%, 2/5/1996                                        $     397,787



PRIME MONEY FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                                 VALUE
-----------  --------------------------------------------------------------------------------------  -------------
(A) COMMERCIAL PAPER--CONTINUED
---------------------------------------------------------------------------------------------------
             FINANCE - COMMERCIAL--CONTINUED
             --------------------------------------------------------------------------------------
             --------------------------------------------------------------------------------------
    800,000  Greenwich Funding Corp., 5.749%, 2/15/1996                                                    794,330
             --------------------------------------------------------------------------------------
    300,000  PREFCO, 5.671%, 3/25/1996                                                                     296,094
             --------------------------------------------------------------------------------------  -------------
             Total                                                                                       3,617,956
             --------------------------------------------------------------------------------------  -------------
             FINANCE - RETAIL--6.1%
             --------------------------------------------------------------------------------------
    600,000  American Express Credit Corp., 5.653% - 5.758%, 3/8/1996 - 6/4/1996                           588,075
             --------------------------------------------------------------------------------------
    500,000  Associates Corp. of North America, 5.550% - 5.780%, 1/18/1996 - 6/5/1996                      494,514
             --------------------------------------------------------------------------------------  -------------
             Total                                                                                       1,082,589
             --------------------------------------------------------------------------------------  -------------
             TOTAL COMMERCIAL PAPER                                                                      6,830,750
             --------------------------------------------------------------------------------------  -------------
CORPORATE NOTES--3.9%
---------------------------------------------------------------------------------------------------
             FINANCE - EQUIPMENT--3.9%
             --------------------------------------------------------------------------------------
    137,768  Case Equipment Loan Trust 1995-B Class A-1, 5.825%, 9/15/1996                                 137,768
             --------------------------------------------------------------------------------------
    565,640  Navistar Financial 1995-A Owner Trust, 5.750%, 11/15/1996                                     565,632
             --------------------------------------------------------------------------------------  -------------
             TOTAL CORPORATE NOTES                                                                         703,400
             --------------------------------------------------------------------------------------  -------------
(B) NOTES - VARIABLE--11.7%
---------------------------------------------------------------------------------------------------
             BANKING--11.7%
             --------------------------------------------------------------------------------------
    200,000  Capital One Funding Corp., Series 1995-A, (Bank One, Indianapolis, IN LOC), 5.869%,
             1/4/1996                                                                                      200,000
             --------------------------------------------------------------------------------------
    200,000  Denver Urban Renewal Authority, Series 1992-B, (Banque Paribas, Paris LOC), 6.150%,
             1/4/1996                                                                                      200,000
             --------------------------------------------------------------------------------------
    200,000  Franklin, OH County of, (Huntington National Bank, Columbus, OH LOC), 5.994%, 1/4/1996        200,000
             --------------------------------------------------------------------------------------
    300,000  KBL Capital Fund, (Old Kent Bank & Trust Co., Grand Rapids LOC), 5.850%, 1/4/1996             300,000
             --------------------------------------------------------------------------------------
    800,000  PNC Bank, N.A., 5.580%, 1/2/1996                                                              799,360
             --------------------------------------------------------------------------------------
    190,000  Southeast Regional Holdings, LLC Series 1995-A, (Columbus Bank and Trust Co., GA LOC),
             6.069%, 1/4/1996                                                                              190,000
             --------------------------------------------------------------------------------------



PRIME MONEY FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                                 VALUE
-----------  --------------------------------------------------------------------------------------  -------------
(B) NOTES - VARIABLE--CONTINUED
---------------------------------------------------------------------------------------------------
             BANKING--CONTINUED
             --------------------------------------------------------------------------------------
$   200,000  Alabama State IDA, TRB Wellborn Cabinet, Inc., (Amsouth Bank N.A., Birmingham LOC),
             5.930%, 1/3/1996                                                                        $     200,000
             --------------------------------------------------------------------------------------  -------------
             TOTAL NOTES - VARIABLE                                                                      2,089,360
             --------------------------------------------------------------------------------------  -------------
(A) GOVERNMENT AGENCY OBLIGATIONS--33.6%
---------------------------------------------------------------------------------------------------
             FEDERAL HOME LOAN BANK, DISCOUNT NOTES--16.8%
             --------------------------------------------------------------------------------------
  3,000,000  5.700%, 1/2/1996                                                                            2,999,525
             --------------------------------------------------------------------------------------  -------------
             FEDERAL HOME LOAN MORTGAGE ASSOCIATION, DISCOUNT NOTES--16.8%
             --------------------------------------------------------------------------------------
  3,000,000  5.750%, 1/2/1996                                                                            2,999,521
             --------------------------------------------------------------------------------------  -------------
             TOTAL GOVERNMENT AGENCY OBLIGATIONS                                                         5,999,046
             --------------------------------------------------------------------------------------  -------------
(C) REPURCHASE AGREEMENTS--7.6%
---------------------------------------------------------------------------------------------------
    353,000  First Chicago Capital Markets, Inc., 5.900%, dated 12/29/1995, due
             1/2/1996                                                                                      353,000
             --------------------------------------------------------------------------------------
    294,000  Goldman, Sachs & Co., 5.900%, dated 12/29/1995, due 1/2/1996                                  294,000
             --------------------------------------------------------------------------------------
    700,000  PaineWebber, Inc., 5.930%, dated 12/29/1995, due 1/2/1996                                     700,000
             --------------------------------------------------------------------------------------  -------------
             TOTAL REPURCHASE AGREEMENTS                                                                 1,347,000
             --------------------------------------------------------------------------------------  -------------
             TOTAL INVESTMENTS (AT AMORTIZED COST) (D)                                               $  17,813,902
             --------------------------------------------------------------------------------------  -------------


(a) Each issue shows the rate of discount at time of purchase for discount issues.
(b) Current rate and next reset date shown.
(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.
(d) Also represents cost for federal tax purposes.
Note: The categories of investments are shown as a percentage of net assets
      ($17,837,904) at December 31, 1995.

The following acronyms are used throughout this portfolio:

IDA--Industrial Development Authority
LOC--Letter of Credit
LLC--Limited Liability Corporation
PLC--Public Limited Company
PREFCO--Preferred Receivables Funding Company
TRB--Taxable Revenue Bond

(See Notes which are an integral part of the Financial Statements)




PRIME MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                                         $  17,813,902
---------------------------------------------------------------------------------------------------
Income receivable                                                                                           24,136
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                  95,020
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       17,933,058
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Payable for shares redeemed                                                               $  71,317
----------------------------------------------------------------------------------------
Payable to Bank                                                                                 975
----------------------------------------------------------------------------------------
Accrued expenses                                                                             22,862
----------------------------------------------------------------------------------------  ---------
     Total liabilities                                                                                      95,154
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 17,837,904 shares outstanding                                                         $  17,837,904
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
$17,837,904 / 17,837,904 shares outstanding                                                                  $1.00
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


PRIME MONEY FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------------------------------------------
Interest                                                                                                $  480,779
------------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------------------
Investment advisory fee                                                                    $    40,601
-----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                      125,000
-----------------------------------------------------------------------------------------
Custodian fees                                                                                  31,687
-----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                        14,133
-----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                        1,394
-----------------------------------------------------------------------------------------
Auditing fees                                                                                    3,675
-----------------------------------------------------------------------------------------
Legal fees                                                                                       1,746
-----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                       32,519
-----------------------------------------------------------------------------------------
Share registration costs                                                                         6,341
-----------------------------------------------------------------------------------------
Printing and postage                                                                            19,469
-----------------------------------------------------------------------------------------
Insurance premiums                                                                               3,483
-----------------------------------------------------------------------------------------
Miscellaneous                                                                                    3,609
-----------------------------------------------------------------------------------------  -----------
     Total expenses                                                                            283,657
-----------------------------------------------------------------------------------------
Waivers and reimbursements--
-----------------------------------------------------------------------------------------
  Waiver of investment advisory fee                                              ($40,601)
----------------------------------------------------------------------------
  Reimbursement of other operating expenses                                      (177,807)
----------------------------------------------------------------------------  -----------
     Total waivers and reimbursements                                                         (218,408)
-----------------------------------------------------------------------------------------  -----------
       Net expenses                                                                                         65,249
------------------------------------------------------------------------------------------------------  ----------
          Net investment income                                                                         $  415,530
------------------------------------------------------------------------------------------------------  ----------


(See Notes which are an integral part of the Financial Statements)


PRIME MONEY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      YEAR ENDED              PERIOD ENDED
                                                                  DECEMBER 31, 1995       DECEMBER 31, 1994(A)
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------
Net investment income                                               $      415,530             $     2,449
--------------------------------------------------------------  ----------------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------
Distributions from net investment income                                  (415,530)                 (2,449)
--------------------------------------------------------------  ----------------------        ------------
SHARE TRANSACTIONS--
--------------------------------------------------------------
Proceeds from sale of shares                                            39,232,023               1,276,510
--------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                     414,549                   2,491
--------------------------------------------------------------
Cost of shares redeemed                                                (22,360,936)               (726,733)
--------------------------------------------------------------  ----------------------        ------------
     Change in net assets resulting from share
     transactions                                                       17,285,636                 552,268
--------------------------------------------------------------  ----------------------        ------------
          Change in net assets                                          17,285,636                 552,268
--------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------
Beginning of period                                                        552,268                 --
--------------------------------------------------------------  ----------------------        ------------
End of period                                                       $   17,837,904             $   552,268
--------------------------------------------------------------  ----------------------        ------------


(a) For the period from December 10, 1993 (start of business), to December 31, 1994.

(See Notes which are an integral part of the Financial Statements)


PRIME MONEY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       YEAR ENDED                PERIOD ENDED
                                                                    DECEMBER 31, 1995        DECEMBER 31, 1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                    $    1.00                  $    1.00
---------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------
  Net investment income                                                      0.05                       0.01
---------------------------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------------------------
  Distributions from net investment income                                  (0.05)                     (0.01)
---------------------------------------------------------------           -------                     ------
NET ASSET VALUE, END OF PERIOD                                          $    1.00                  $    1.00
---------------------------------------------------------------           -------                     ------
TOTAL RETURN (B)                                                             5.20%                      0.50%
---------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------
  Expenses                                                                   0.80%                      0.80%*
---------------------------------------------------------------
  Net investment income                                                      5.12%                      4.26%*
---------------------------------------------------------------
  Expense waiver/reimbursement (c)                                           2.69%                     71.84%*
---------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------
  Net assets, end of period (000 omitted)                                 $17,838                       $552
---------------------------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from November 18, 1994, (date of initial public investment) to December 31, 1994. For the period from December 10, 1993, (start of business) to November 17, 1994, the Fund had no public investment.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)



PRIME MONEY FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------
(1) ORGANIZATION

Insurance Management Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Prime Money Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.
(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.
     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


PRIME MONEY FUND
--------------------------------------------------------------------------------

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At December 31, 1995, capital paid-in aggregated $17,837,904. Transactions in shares were as follows:

                                                                       YEAR ENDED              PERIOD ENDED
                                                                   DECEMBER 31, 1995       DECEMBER 31, 1994(A)
Shares sold                                                              39,232,023               1,276,510
---------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                                    414,549                   2,491
---------------------------------------------------------------
Shares redeemed                                                         (22,360,936)               (726,733)
---------------------------------------------------------------  ----------------------        ------------
     Net change resulting from share transactions                        17,285,636                 552,268
---------------------------------------------------------------  ----------------------        ------------


(a) For the period from December 10, 1993, (start of business) to December 31, 1994.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .50 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.


PRIME MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of ($22,431) were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational expenses during the five year period following effective date. For the year ended December 31, 1995, the Fund paid $2,991 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees of the Insurance Management Series and the Shareholders of PRIME MONEY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prime Money Fund (a portfolio of the Insurance Management Series) as of December 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Prime Money Fund as of December 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Pittsburgh, Pennsylvania
February 7, 1996






TRUSTEES                                               OFFICERS
--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       J. Christopher Donahue
William J. Copeland                                       President
J. Christopher Donahue                                    Edward C. Gonzales
James E. Dowd                                             Executive Vice President
Lawrence D. Ellis, M.D.                                   John W. McGonigle
Edward L. Flaherty, Jr.                                   Executive Vice President and Secretary
Peter E. Madden                                           Richard B. Fisher
Gregor F. Meyer                                           Vice President
John E. Murray, Jr.                                       David M. Taylor
Wesley W. Posvar                                          Treasurer
Marjorie P. Smuts                                         S. Elliott Cohan
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Althogh money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.




--------------------------------------------------------------------------------
                                                                   INTERNATIONAL
--------------------------------------------------------------------------------
                                                                           STOCK
--------------------------------------------------------------------------------
                                                                            FUND
--------------------------------------------------------------------------------


                                                                   ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                               DECEMBER 31, 1995

                                                     Insurance Management Series






[LOGO] FEDERATED SECURITIES CORP.               --------------------------------
       DISTRIBUTOR
                                                --------------------------------
       A subsidiary of FEDERATED INVESTORS
                                                --------------------------------
       FEDERATED INVESTORS TOWER
       PITTSBURGH, PA 15222-3779                --------------------------------

       Cusip 458043601
       G01077-01 (2/96)    [RECYCLED LOGO]





PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Annual Report to Shareholders for International Stock Fund, a portfolio of Insurance Management Series. This report covers the period from May 5, 1995, when the fund first began operations, through December 31, 1995. The report begins with the management discussion and analysis by the fund's portfolio manager. As the fund's portfolio manager discusses in the management discussion and analysis, there appears to be reason for optimism for the international stock markets as we enter 1996. Following the management discussion and analysis is a complete listing of the fund's international holdings and its financial statements.

International Stock Fund brings you long-term growth opportunities through a broadly diversified portfolio of stocks issued by companies throughout the world. As you pursue your long-term financial goals, international stocks can be a wise complement to U.S. stocks. Because international stocks respond to different influences than U.S. stocks, adding international stocks to U.S. stock holdings may enhance the overall performance of your stock investments by smoothing out periodic ups and downs in the U.S. market.

International stocks and U.S. stocks can perform well at different times, as was true in the extreme during 1995. While U.S. stocks soared, international stocks recorded only very weak gains. Consistent with the overall international market, the fund achieved a total return of 3.50% for the period ended December 31, 1995.* The fund's net asset value increased from $10.00 at the beginning of the period to $10.35 at the period's end. At the end of the report period, total assets stood at $4.8 million.

Thank you for participating in the long-term growth opportunities of international stocks through International Stock Fund. We look forward to keeping you informed about your investment's progress.

Sincerely,

J. Christopher Donahue
President
February 15, 1996

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.



INTERNATIONAL STOCK FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS

We are starting 1996 on a very positive note for the international equity markets, and the International Stock Fund is exceptionally well positioned to take advantage of the developments now emerging. Our investment approach is to make significant market bets only when both our quantitative and qualitative analysis reinforces our conviction that a particular market is undervalued or overvalued. Having raised the fund's exposure to Japan to just over 36.8% at the end of 1995, we are very encouraged by the strong move in that market on the first trading day of 1996 (the Tokyo Stock Price Index* rose 3.4% on January 4). All of the elements appear to be in place for a recovery in that market. Valuations in Japan, especially looking at price to book value and price to cashflow, are reasonable, liquidity growth is strongly positive, and earnings momentum is strong.

Other Asian markets are exhibiting some of the same characteristics, which lead us to expect strong earnings growth and attractive valuations. Our remaining Asian investments are concentrated in Singapore (2.2%), Malaysia (2.1%), and Indonesia (1.1%). Singapore, whose gross domestic product ("GDP") grew by 8.3% for the first three quarters of 1995, continues to exhibit low inflation and a dynamic economy. In Malaysia, while there are concerns about the economy being too strong (GDP rose at around 9% through September), we believe the fears of a slowdown are already priced into the market. In Indonesia, strong economic growth of over 7% has been accompanied by inflation rates approaching the government's policy limit of 10%, and fiscal policy is likely to tighten. Nonetheless, with healthy earnings growth expected for the market in 1996, we have been able to find some very interesting companies to include in the portfolio. The story for Thailand is similar to the rest of the region, with strong economic growth accompanied by generally controlled inflation and high earnings growth.

Turning to Europe, economic growth expectations are being adjusted downward along with earnings expectations for many of the companies in the market. At the same time, interest rates have the potential to decrease further, which should tend to support equity values. The fund's exposure to this part of the world was 38.0% of net assets at year-end.

In Latin America, the markets are beginning to rally after a generally dismal 1995. Events such as the continuing financial problems in Mexico and the Venezuelan devaluation have served to remind investors of the potential pitfalls of investing in that region. Going forward, we expect to be adding to our positions.

 * The Tokyo Stock Price Index is a broad market-capitalization weighted index for the Tokyo stock exchange. This index is unmanaged and actual investments cannot be made in an index.


Concerning the last quarter of 1995, the fund showed a return of 1.97%** versus a return of 4.05% for the Europe, Australia, and Far East Index ("EAFE").*** This performance was negatively impacted by our exposure (as small as it was) to Latin America as well as some disappointing results being reported by some of the companies held in the European portion of the portfolio. With regard to Latin America, as mentioned earlier, the outlook is improving, and we see the markets in Europe as having overreacted by selling off companies with good long-term prospects for temporary reasons.

New stocks purchased during the quarter included Royal PTT Nederland, the recently privatized Dutch telecommunications services provider. Currently valued at less than six times cashflow and showing earnings growth in the double digits, this is one of the cheapest telecom plays in Europe. We also bought shares in Yamanouchi Pharmaceutical in Japan, which is now selling at less than 18-times prospective earnings, and is very attractively valued in the Japanese context. We also bought into Nomura Securities, which gives the fund exposure to what we believe is the premier brokerage and financial services company in Japan. One of the long-term growth stories for Nomura is likely to be its emergence as one of the leaders in Japan's underdeveloped corporate bond market.

 ** Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*** The Morgan Stanley Europe, Australia, and Far East Index is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. This index is unmanaged and actual investments cannot be made in an index.



INTERNATIONAL STOCK FUND
--------------------------------------------------------------------------------

             GROWTH OF $10,000 INVESTED IN INTERNATIONAL STOCK FUND

     The graph below illustrates the hypothetical investment of $10,000 in International Stock Fund (the "Fund") from May 8, 1995 (start of performance), to December 31, 1995, compared to the Morgan Stanley Capital International Europe Australia Far East Index (EAFE).+

GRAPHIC REPRESENTATION A5 OMITTED. SEE APPENDIX.



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*The Fund's performance assumes the reinvestment of all dividends and distributions. The EAFE has been adjusted to reflect reinvestment of dividends on securities in the index.

+The EAFE is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.




INTERNATIONAL STOCK FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
COMMON STOCKS--84.3%
-------------------------------------------------------------------------------------------------
             EQUITY--84.3% ----------------------------------------------------------------------
             ARGENTINA--0.4%
             ------------------------------------------------------------------------------------
             BANKING--0.1%
             ------------------------------------------------------------------------------------
       230   Banco Frances del Rio de la Plata S.A., ADR                                            $       6,181
             ------------------------------------------------------------------------------------  ---------------
             ENERGY SOURCES--0.1%
             ------------------------------------------------------------------------------------
       200   YPF Sociedad Anonima, ADR                                                                      4,325
             ------------------------------------------------------------------------------------  ---------------
             MULTI-INDUSTRY--0.1%
             ------------------------------------------------------------------------------------
       900   Compania Naviera Perez Companc SA, Class B                                                     4,768
             ------------------------------------------------------------------------------------  ---------------
             REAL ESTATE--0.1%
             ------------------------------------------------------------------------------------
       202   (a)IRSA Inversiones Y Representaciones S.A., GDR                                               5,151
             ------------------------------------------------------------------------------------  ---------------
             TOTAL ARGENTINA                                                                               20,425
             ------------------------------------------------------------------------------------  ---------------
             AUSTRALIA--1.6%
             ------------------------------------------------------------------------------------
             BROADCASTING & PUBLISHING--0.5%
             ------------------------------------------------------------------------------------
     4,500   News Corp., Ltd.                                                                              24,015
             ------------------------------------------------------------------------------------  ---------------
             ENERGY SOURCES--0.6%
             ------------------------------------------------------------------------------------
     5,000   Woodside Petroleum, Ltd.                                                                      25,569
             ------------------------------------------------------------------------------------  ---------------
             MERCHANDISING--0.5%
             ------------------------------------------------------------------------------------
    10,000   Woolworth's, Ltd.                                                                             24,082
             ------------------------------------------------------------------------------------  ---------------
             TOTAL AUSTRALIA                                                                               73,666
             ------------------------------------------------------------------------------------  ---------------
             FRANCE--4.6%
             ------------------------------------------------------------------------------------
             BANKING--0.5%
             ------------------------------------------------------------------------------------
       400   Compagnie Financiere de Paribas, Class A                                                      21,932
             ------------------------------------------------------------------------------------  ---------------
             BEVERAGE & TOBACCO--0.7%
             ------------------------------------------------------------------------------------
       165   LVMH (Moet-Hennessy)                                                                          34,368
             ------------------------------------------------------------------------------------  ---------------



INTERNATIONAL STOCK FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
             FOREIGN EQUITY--CONTINUED
             ------------------------------------------------------------------------------------
             FRANCE--CONTINUED
             ------------------------------------------------------------------------------------
             BUILDING MATERIALS & COMPONENTS--0.6%
             ------------------------------------------------------------------------------------
       460   Lafarge-Coppee                                                                         $      29,637
             ------------------------------------------------------------------------------------  ---------------
             HEALTH & PERSONAL CARE--0.5%
             ------------------------------------------------------------------------------------
       228   Clarins                                                                                       21,697
             ------------------------------------------------------------------------------------  ---------------
             INSURANCE--0.8%
             ------------------------------------------------------------------------------------
       350   AXA                                                                                           23,586
             ------------------------------------------------------------------------------------
       500   Assurances Generales de France                                                                16,745
             ------------------------------------------------------------------------------------  ---------------
             Total                                                                                         40,331
             ------------------------------------------------------------------------------------  ---------------
             LEISURE & TOURISM--0.4%
             ------------------------------------------------------------------------------------
       150   Accor SA                                                                                      19,420
             ------------------------------------------------------------------------------------  ---------------
             MULTI-INDUSTRY--1.1%
             ------------------------------------------------------------------------------------
     1,400   Lagardere Groupe                                                                              25,730
             ------------------------------------------------------------------------------------
       270   Lyonnaise Des Eaux SA                                                                         25,997
             ------------------------------------------------------------------------------------  ---------------
             Total                                                                                         51,727
             ------------------------------------------------------------------------------------  ---------------
             TOTAL FRANCE                                                                                 219,112
             ------------------------------------------------------------------------------------  ---------------
             GERMANY--3.8%
             ------------------------------------------------------------------------------------
             BANKING--1.2%
             ------------------------------------------------------------------------------------
       115   Commerzbank AG, Frankfurt                                                                     27,177
             ------------------------------------------------------------------------------------
       660   Deutsche Bank, AG                                                                             31,272
             ------------------------------------------------------------------------------------  ---------------
             Total                                                                                         58,449
             ------------------------------------------------------------------------------------  ---------------
             CHEMICALS--0.3%
             ------------------------------------------------------------------------------------
        65   BASF AG                                                                                       14,477
             ------------------------------------------------------------------------------------  ---------------
             CONSTRUCTION & HOUSING--0.4%
             ------------------------------------------------------------------------------------
        50   Hochtief AG                                                                                   21,332
             ------------------------------------------------------------------------------------  ---------------
             ELECTRICAL & ELECTRONICS--0.6%
             ------------------------------------------------------------------------------------
        50   Siemens AG                                                                                    27,362
             ------------------------------------------------------------------------------------  ---------------



INTERNATIONAL STOCK FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
             FOREIGN EQUITY--CONTINUED
             ------------------------------------------------------------------------------------
             GERMANY--CONTINUED
             ------------------------------------------------------------------------------------
             MACHINERY & ENGINEERING--1.0%
             ------------------------------------------------------------------------------------
        30   Linde AG                                                                               $      17,504
             ------------------------------------------------------------------------------------
        90   Mannesmann AG                                                                                 28,653
             ------------------------------------------------------------------------------------  ---------------
             Total                                                                                         46,157
             ------------------------------------------------------------------------------------  ---------------
             MERCHANDISING--0.3%
             ------------------------------------------------------------------------------------
        40   Kaufhof Holding AG                                                                            12,185
             ------------------------------------------------------------------------------------  ---------------
             TOTAL GERMANY                                                                                179,962
             ------------------------------------------------------------------------------------  ---------------
             HONG KONG--2.7%
             ------------------------------------------------------------------------------------
             BANKING--0.3%
             ------------------------------------------------------------------------------------
     1,000   HSBC Holdings                                                                                 15,131
             ------------------------------------------------------------------------------------  ---------------
             BROADCASTING & PUBLISHING--0.5%
             ------------------------------------------------------------------------------------
     6,000   Television Broadcasting                                                                       21,377
             ------------------------------------------------------------------------------------  ---------------
             FINANCIAL SERVICES--0.4%
             ------------------------------------------------------------------------------------
    48,000   Manhattan Card Co., Ltd.                                                                      20,485
             ------------------------------------------------------------------------------------  ---------------
             REAL ESTATE--1.0%
             ------------------------------------------------------------------------------------
    23,000   Amoy Properties, Ltd.                                                                         22,903
             ------------------------------------------------------------------------------------
     3,000   Sun Hung Kai Properties                                                                       24,539
             ------------------------------------------------------------------------------------  ---------------
             Total                                                                                         47,442
             ------------------------------------------------------------------------------------  ---------------
             TELECOMMUNICATIONS--0.5%
             ------------------------------------------------------------------------------------
    13,200   Hong Kong Telecom                                                                             23,558
             ------------------------------------------------------------------------------------  ---------------
             TOTAL HONG KONG                                                                              127,993
             ------------------------------------------------------------------------------------  ---------------
             INDONESIA--1.1%
             ------------------------------------------------------------------------------------
             AUTOMOBILE--0.6%
             ------------------------------------------------------------------------------------
     8,000   PT Astra International                                                                        16,619
             ------------------------------------------------------------------------------------
     5,000   PT United Tractors                                                                             9,403
             ------------------------------------------------------------------------------------  ---------------
             Total                                                                                         26,022
             ------------------------------------------------------------------------------------  ---------------



INTERNATIONAL STOCK FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
             FOREIGN EQUITY--CONTINUED
             ------------------------------------------------------------------------------------
             INDONESIA--CONTINUED
             ------------------------------------------------------------------------------------
             BANKING--0.1%
             ------------------------------------------------------------------------------------
     4,000   Lippo Bank                                                                             $       6,167
             ------------------------------------------------------------------------------------  ---------------
             BUILDING MATERIALS & COMPONENTS--0.2%
             ------------------------------------------------------------------------------------
     3,000   PT Indocement                                                                                 10,070
             ------------------------------------------------------------------------------------  ---------------
             MERCHANDISING--0.2%
             ------------------------------------------------------------------------------------
     5,000   PT Hero Supermarket                                                                           10,715
             ------------------------------------------------------------------------------------  ---------------
             TOTAL INDONESIA                                                                               52,974
             ------------------------------------------------------------------------------------  ---------------
             ITALY--1.4%
             ------------------------------------------------------------------------------------
             MERCHANDISING--0.8%
             ------------------------------------------------------------------------------------
     5,700   La Rinascente S.P.A.                                                                          34,492
             ------------------------------------------------------------------------------------  ---------------
             TELECOMMUNICATIONS--0.6%
             ------------------------------------------------------------------------------------
    17,150   (a)Telecom Italia Mobile                                                                      30,183
             ------------------------------------------------------------------------------------  ---------------
             TOTAL ITALY                                                                                   64,675
             ------------------------------------------------------------------------------------  ---------------
             JAPAN--36.8%
             ------------------------------------------------------------------------------------
             BANKING--0.8%
             ------------------------------------------------------------------------------------
     3,000   Sakura Bank Ltd., Tokyo                                                                       38,063
             ------------------------------------------------------------------------------------  ---------------
             BUILDING MATERIALS & COMPONENTS--2.1%
             ------------------------------------------------------------------------------------
     5,000   Nihon Cement Co., Ltd.                                                                        33,414
             ------------------------------------------------------------------------------------
     2,000   Tostem Corp.                                                                                  66,441
             ------------------------------------------------------------------------------------  ---------------
             Total                                                                                         99,855
             ------------------------------------------------------------------------------------  ---------------
             BUSINESS & PUBLIC SERVICES--3.5%
             ------------------------------------------------------------------------------------
     3,000   Dai Nippon Printing Co., Ltd.                                                                 50,848
             ------------------------------------------------------------------------------------
     2,000   Kokuyo Co.                                                                                    46,489
             ------------------------------------------------------------------------------------
     1,000   Secom Co.                                                                                     69,540
             ------------------------------------------------------------------------------------  ---------------
             Total                                                                                        166,877
             ------------------------------------------------------------------------------------  ---------------



INTERNATIONAL STOCK FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
             FOREIGN EQUITY--CONTINUED
             ------------------------------------------------------------------------------------
             JAPAN--CONTINUED
             ------------------------------------------------------------------------------------
             CHEMICALS--3.1%
             ------------------------------------------------------------------------------------
     5,000   Asahi Chemical Industry Co. Ltd.                                                       $      38,257
             ------------------------------------------------------------------------------------
    10,000   Dainippon Ink and Chemical, Inc.                                                              46,586
             ------------------------------------------------------------------------------------
     3,000   Kuraray Co., Ltd.                                                                             32,833
             ------------------------------------------------------------------------------------
     6,000   Sumitomo Chemical Co.                                                                         29,927
             ------------------------------------------------------------------------------------  ---------------
             Total                                                                                        147,603
             ------------------------------------------------------------------------------------  ---------------
             CONSTRUCTION & HOUSING--3.5%
             ------------------------------------------------------------------------------------
     3,000   Kandenko Co., Ltd.                                                                            37,482
             ------------------------------------------------------------------------------------
     5,000   Nichiei Construction                                                                          56,659
             ------------------------------------------------------------------------------------
     3,000   Nishimatsu Construction                                                                       35,157
             ------------------------------------------------------------------------------------
     3,000   Sekisui House, Ltd.                                                                           38,354
             ------------------------------------------------------------------------------------  ---------------
             Total                                                                                        167,652
             ------------------------------------------------------------------------------------  ---------------
             DATA PROCESSING & REPRODUCTION--0.4%
             ------------------------------------------------------------------------------------
     1,000   Canon, Inc.                                                                                   18,111
             ------------------------------------------------------------------------------------  ---------------
             ELECTRICAL & ELECTRONICS--0.5%
             ------------------------------------------------------------------------------------
     2,000   NEC Corp.                                                                                     24,407
             ------------------------------------------------------------------------------------  ---------------
             FINANCIAL SERVICES--2.6%
             ------------------------------------------------------------------------------------
     5,000   Jaccs                                                                                         51,816
             ------------------------------------------------------------------------------------
     2,000   Nomura Securities Co., Ltd.                                                                   43,584
             ------------------------------------------------------------------------------------
     3,000   Wako Securities Co., Ltd.                                                                     26,673
             ------------------------------------------------------------------------------------  ---------------
             Total                                                                                        122,073
             ------------------------------------------------------------------------------------  ---------------
             HEALTH & PERSONAL CARE--2.0%
             ------------------------------------------------------------------------------------
     4,000   Kyowa Hakko Kogyo Co.                                                                         37,734
             ------------------------------------------------------------------------------------
     1,000   Takeda Chemical Industries                                                                    16,465
             ------------------------------------------------------------------------------------
     2,000   Yamanouchi Pharmaceutical                                                                     43,002
             ------------------------------------------------------------------------------------  ---------------
             Total                                                                                         97,201
             ------------------------------------------------------------------------------------  ---------------



INTERNATIONAL STOCK FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
             FOREIGN EQUITY--CONTINUED
             ------------------------------------------------------------------------------------
             JAPAN--CONTINUED
             ------------------------------------------------------------------------------------
             INDUSTRIAL COMPONENTS--3.3%
             ------------------------------------------------------------------------------------
     3,000   Bridgestone Corp.                                                                      $      47,651
             ------------------------------------------------------------------------------------
     6,000   Minebea Co.                                                                                   50,324
             ------------------------------------------------------------------------------------
     2,000   NGK Insulators                                                                                19,952
             ------------------------------------------------------------------------------------
     2,000   Nippon Electric Glass Co., Ltd.                                                               37,966
             ------------------------------------------------------------------------------------  ---------------
             Total                                                                                        155,893
             ------------------------------------------------------------------------------------  ---------------
             INSURANCE--1.7%
             ------------------------------------------------------------------------------------
     6,000   Mitsui Marine & Fire Insurance Co.                                                            42,770
             ------------------------------------------------------------------------------------
     3,000   Tokio Marine and Fire                                                                         39,225
             ------------------------------------------------------------------------------------  ---------------
             Total                                                                                         81,995
             ------------------------------------------------------------------------------------  ---------------
             MACHINERY & ENGINEERING--3.0%
             ------------------------------------------------------------------------------------
     7,000   Kawasaki Heavy Industries                                                                     32,203
             ------------------------------------------------------------------------------------
     7,000   Kubota Corp.                                                                                  45,085
             ------------------------------------------------------------------------------------
     4,000   Mitsubishi Heavy Industries                                                                   31,884
             ------------------------------------------------------------------------------------
    10,000   Sumitomo Heavy Industries                                                                     35,932
             ------------------------------------------------------------------------------------  ---------------
             Total                                                                                        145,104
             ------------------------------------------------------------------------------------  ---------------
             MERCHANDISING--1.2%
             ------------------------------------------------------------------------------------
     6,000   Daimaru, Inc.                                                                                 46,489
             ------------------------------------------------------------------------------------
     1,000   Matsuzakaya Co., Ltd.                                                                         12,688
             ------------------------------------------------------------------------------------  ---------------
             Total                                                                                         59,177
             ------------------------------------------------------------------------------------  ---------------
             METALS-STEEL--1.4%
             ------------------------------------------------------------------------------------
     9,000   Kawasaki Steel                                                                                31,380
             ------------------------------------------------------------------------------------
    14,000   (a)NKK Corp.                                                                                  37,695
             ------------------------------------------------------------------------------------  ---------------
             Total                                                                                         69,075
             ------------------------------------------------------------------------------------  ---------------
             MISCELLANEOUS MATERIALS & COMMODITIES--0.5%
             ------------------------------------------------------------------------------------
     5,000   Nippon Sheet Glass Co.                                                                        21,743
             ------------------------------------------------------------------------------------  ---------------



INTERNATIONAL STOCK FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
             FOREIGN EQUITY--CONTINUED
             ------------------------------------------------------------------------------------
             JAPAN--CONTINUED
             ------------------------------------------------------------------------------------
             REAL ESTATE--0.9%
             ------------------------------------------------------------------------------------
     9,000   Tokyo Tatemono Co., Ltd.                                                               $      42,712
             ------------------------------------------------------------------------------------  ---------------
             RECREATION, OTHER CONSUMER GOODS--2.3%
             ------------------------------------------------------------------------------------
     1,000   Sega Enterprises                                                                              55,206
             ------------------------------------------------------------------------------------
     1,000   Sony Music Entertainment, Inc.                                                                52,300
             ------------------------------------------------------------------------------------  ---------------
             Total                                                                                        107,506
             ------------------------------------------------------------------------------------  ---------------
             TELECOMMUNICATIONS--1.0%
             ------------------------------------------------------------------------------------
         6   DDI Corp.                                                                                     46,489
             ------------------------------------------------------------------------------------  ---------------
             TRANSPORTATION--AIRLINES--0.7%
             ------------------------------------------------------------------------------------
     5,000   (a)Japan Airlines Co.                                                                         33,172
             ------------------------------------------------------------------------------------  ---------------
             TRANSPORTATION--AUTOMOTIVE--0.4%
             ------------------------------------------------------------------------------------
     2,000   Toyoda Machine Works                                                                          19,274
             ------------------------------------------------------------------------------------  ---------------
             TRANSPORTATION-ROAD & RAIL--1.9%
             ------------------------------------------------------------------------------------
     8,000   Nagoya Railroad Co., Ltd.                                                                     40,291
             ------------------------------------------------------------------------------------
     5,000   Nippon Express Co., Ltd.                                                                      48,136
             ------------------------------------------------------------------------------------  ---------------
             Total                                                                                         88,427
             ------------------------------------------------------------------------------------  ---------------
             TOTAL JAPAN                                                                                1,752,409
             ------------------------------------------------------------------------------------  ---------------
             MALAYSIA--2.1%
             ------------------------------------------------------------------------------------
             BANKING--0.4%
             ------------------------------------------------------------------------------------
     2,000   Malayan Banking Berhad                                                                        16,852
             ------------------------------------------------------------------------------------  ---------------
             FINANCIAL SERVICES--0.4%
             ------------------------------------------------------------------------------------
     4,000   Hong Leong Credit Berhad                                                                      19,845
             ------------------------------------------------------------------------------------  ---------------
             MACHINERY & ENGINEERING--0.4%
             ------------------------------------------------------------------------------------
     7,000   UMW Holdings Bhd                                                                              18,742
             ------------------------------------------------------------------------------------  ---------------
             METALS-STEEL--0.3%
             ------------------------------------------------------------------------------------
    10,000   Malayawata Steel Berhad                                                                       16,301
             ------------------------------------------------------------------------------------  ---------------



INTERNATIONAL STOCK FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
             FOREIGN EQUITY--CONTINUED
             ------------------------------------------------------------------------------------
             MALAYSIA--CONTINUED
             ------------------------------------------------------------------------------------
             MULTI-INDUSTRY--0.2%
             ------------------------------------------------------------------------------------
    12,000   Malayan United Industries Bhd                                                          $       9,733
             ------------------------------------------------------------------------------------  ---------------
             UTILITIES-ELECTRICAL & GAS--0.4%
             ------------------------------------------------------------------------------------
     5,000   Tenaga Nasional Berhad                                                                        19,687
             ------------------------------------------------------------------------------------  ---------------
             TOTAL MALAYSIA                                                                               101,160
             ------------------------------------------------------------------------------------  ---------------
             MEXICO--0.6%
             ------------------------------------------------------------------------------------
             BANKING--0.1%
             ------------------------------------------------------------------------------------
       900   (a)Grupo Financiero Bancomer, S.A. de C.V., Class B, ADR                                       5,063
             ------------------------------------------------------------------------------------  ---------------
             BEVERAGE & TOBACCO--0.1%
             ------------------------------------------------------------------------------------
       200   Pan American Beverage, Class A                                                                 6,400
             ------------------------------------------------------------------------------------  ---------------
             BUILDING MATERIALS & COMPONENTS--0.1%
             ------------------------------------------------------------------------------------
       800   Cemex S.A., Class B, ADR                                                                       5,625
             ------------------------------------------------------------------------------------  ---------------
             CONSTRUCTION & HOUSING--0.1%
             ------------------------------------------------------------------------------------
       600   Empresas ICA Sociedad Controladora S.A., ADR                                                   6,150
             ------------------------------------------------------------------------------------  ---------------
             TRANSPORTATION--SHIPPING--0.2%
             ------------------------------------------------------------------------------------
       800   (a)Transportacion Maritima Mexicana S.A., Class L, ADR                                         6,700
             ------------------------------------------------------------------------------------  ---------------
             TOTAL MEXICO                                                                                  29,938
             ------------------------------------------------------------------------------------  ---------------
             NETHERLANDS--3.0%
             ------------------------------------------------------------------------------------
             BROADCASTING & PUBLISHING--1.0%
             ------------------------------------------------------------------------------------
     3,800   Elsevier NV                                                                                   50,676
             ------------------------------------------------------------------------------------  ---------------
             RECREATION, OTHER CONSUMER GOODS--1.0%
             ------------------------------------------------------------------------------------
       870   Polygram                                                                                      46,192
             ------------------------------------------------------------------------------------  ---------------
             TELECOMMUNICATIONS--1.0%
             ------------------------------------------------------------------------------------
     1,285   Royal PTT Nederland NV                                                                        46,685
             ------------------------------------------------------------------------------------  ---------------
             TOTAL NETHERLANDS                                                                            143,553
             ------------------------------------------------------------------------------------  ---------------



INTERNATIONAL STOCK FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
             FOREIGN EQUITY--CONTINUED
             ------------------------------------------------------------------------------------
             SINGAPORE--2.2%
             ------------------------------------------------------------------------------------
             BANKING--0.4%
             ------------------------------------------------------------------------------------
     2,000   United Overseas Bank, Ltd.                                                             $      19,229
             ------------------------------------------------------------------------------------  ---------------
             BEVERAGE & TOBACCO--0.2%
             ------------------------------------------------------------------------------------
     1,000   Fraser and Neave Ltd.                                                                         12,725
             ------------------------------------------------------------------------------------  ---------------
             BROADCASTING & PUBLISHING--0.4%
             ------------------------------------------------------------------------------------
     1,000   Singapore Press Holdings, Ltd.                                                                17,674
             ------------------------------------------------------------------------------------  ---------------
             REAL ESTATE--0.8%
             ------------------------------------------------------------------------------------
     6,000   First Capital Corp., Ltd.                                                                     16,628
             ------------------------------------------------------------------------------------
     6,000   (a)Straits Steamship Land, Ltd.                                                               20,276
             ------------------------------------------------------------------------------------  ---------------
             Total                                                                                         36,904
             ------------------------------------------------------------------------------------  ---------------
             TRANSPORTATION-AIRLINES--0.4%
             ------------------------------------------------------------------------------------
     2,000   Singapore Airlines Ltd.                                                                       18,664
             ------------------------------------------------------------------------------------  ---------------
             TOTAL SINGAPORE                                                                              105,196
             ------------------------------------------------------------------------------------  ---------------
             SPAIN--1.4%
             ------------------------------------------------------------------------------------
             ENERGY SOURCES--0.2%
             ------------------------------------------------------------------------------------
       350   Repsol SA                                                                                     11,469
             ------------------------------------------------------------------------------------  ---------------
             MACHINERY & ENGINEERING--0.8%
             ------------------------------------------------------------------------------------
       350   Zardoya-Otis SA                                                                               38,232
             ------------------------------------------------------------------------------------  ---------------
             MERCHANDISING--0.2%
             ------------------------------------------------------------------------------------
       400   Centros Comerciales Pryca, SA                                                                  8,392
             ------------------------------------------------------------------------------------  ---------------
             METALS-STEEL--0.2%
             ------------------------------------------------------------------------------------
       100   Acerinox SA                                                                                   10,115
             ------------------------------------------------------------------------------------  ---------------
             TOTAL SPAIN                                                                                   68,208
             ------------------------------------------------------------------------------------  ---------------
             SWEDEN--1.6%
             ------------------------------------------------------------------------------------
             FOREST PRODUCTS & PAPER--0.5%
             ------------------------------------------------------------------------------------
     2,100   Stora Kopparbergs, Class A                                                                    24,670
             ------------------------------------------------------------------------------------  ---------------



INTERNATIONAL STOCK FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
             FOREIGN EQUITY--CONTINUED
             ------------------------------------------------------------------------------------
             SWEDEN--CONTINUED
             ------------------------------------------------------------------------------------
             INDUSTRIAL COMPONENTS--0.6%
             ------------------------------------------------------------------------------------
       450   Autoliv AB                                                                             $      26,296
             ------------------------------------------------------------------------------------  ---------------
             MACHINERY & ENGINEERING--0.5%
             ------------------------------------------------------------------------------------
     1,000   Svedala Industri                                                                              25,754
             ------------------------------------------------------------------------------------  ---------------
             TOTAL SWEDEN                                                                                  76,720
             ------------------------------------------------------------------------------------  ---------------
             SWITZERLAND--4.9%
             ------------------------------------------------------------------------------------
             BANKING--0.7%
             ------------------------------------------------------------------------------------
       300   CS Holding                                                                                    30,754
             ------------------------------------------------------------------------------------  ---------------
             CHEMICALS--0.7%
             ------------------------------------------------------------------------------------
        40   Ciba-Giegy AG-R                                                                               35,197
             ------------------------------------------------------------------------------------  ---------------
             ELECTRICAL & ELECTRONICS--0.6%
             ------------------------------------------------------------------------------------
        25   BBC Brown Boveri                                                                              29,042
             ------------------------------------------------------------------------------------  ---------------
             FOOD & HOUSEHOLD PRODUCTS--1.2%
             ------------------------------------------------------------------------------------
        51   Nestle SA                                                                                     56,416
             ------------------------------------------------------------------------------------  ---------------
             HEALTH & PERSONAL CARE--0.5%
             ------------------------------------------------------------------------------------
         3   Roche Holding AG                                                                              23,732
             ------------------------------------------------------------------------------------  ---------------
             INSURANCE--0.7%
             ------------------------------------------------------------------------------------
       105   Zurich Versicherungsgesellschaft                                                              31,404
             ------------------------------------------------------------------------------------  ---------------
             MACHINERY & ENGINEERING--0.5%
             ------------------------------------------------------------------------------------
        45   Sulzer AG                                                                                     25,748
             ------------------------------------------------------------------------------------  ---------------
             TOTAL SWITZERLAND                                                                            232,293
             ------------------------------------------------------------------------------------  ---------------
             UNITED KINGDOM--16.1%
             ------------------------------------------------------------------------------------
             BEVERAGE & TOBACCO--0.8%
             ------------------------------------------------------------------------------------
     4,650   Allied Domecq PLC                                                                             37,841
             ------------------------------------------------------------------------------------  ---------------
             BUILDING MATERIALS & COMPONENTS--0.7%
             ------------------------------------------------------------------------------------
    18,500   Rugby Group PLC                                                                               31,604
             ------------------------------------------------------------------------------------  ---------------



INTERNATIONAL STOCK FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
             FOREIGN EQUITY--CONTINUED
             ------------------------------------------------------------------------------------
             UNITED KINGDOM--CONTINUED
             ------------------------------------------------------------------------------------
             BUSINESS & PUBLIC SERVICES--1.3%
             ------------------------------------------------------------------------------------
     4,000   Associated British Ports Holdings PLC                                                  $      17,953
             ------------------------------------------------------------------------------------
     3,600   Chubb Security                                                                                17,807
             ------------------------------------------------------------------------------------
     3,300   Thames Water PLC                                                                              28,777
             ------------------------------------------------------------------------------------  ---------------
             Total                                                                                         64,537
             ------------------------------------------------------------------------------------  ---------------
             CHEMICALS--0.3%
             ------------------------------------------------------------------------------------
     1,200   Imperial Chemical Industries                                                                  14,210
             ------------------------------------------------------------------------------------  ---------------
             FOOD & HOUSEHOLD PRODUCTS--2.2%
             ------------------------------------------------------------------------------------
     2,500   Cadbury Schweppes                                                                             20,636
             ------------------------------------------------------------------------------------
     6,800   Grand Metropolitan PLC                                                                        48,949
             ------------------------------------------------------------------------------------
     3,300   Reckitt & Colman PLC                                                                          36,516
             ------------------------------------------------------------------------------------  ---------------
             Total                                                                                        106,101
             ------------------------------------------------------------------------------------  ---------------
             INSURANCE--0.4%
             ------------------------------------------------------------------------------------
    10,200   Sedgwick Group PLC                                                                            19,168
             ------------------------------------------------------------------------------------  ---------------
             LEISURE & TOURISM--1.7%
             ------------------------------------------------------------------------------------
     5,500   Compass Group                                                                                 41,854
             ------------------------------------------------------------------------------------
     5,400   Rank Organisation PLC                                                                         39,081
             ------------------------------------------------------------------------------------  ---------------
             Total                                                                                         80,935
             ------------------------------------------------------------------------------------  ---------------
             MERCHANDISING--2.6%
             ------------------------------------------------------------------------------------
     3,800   Boots Co. PLC                                                                                 34,406
             ------------------------------------------------------------------------------------
     4,800   Marks & Spencer PLC                                                                           33,546
             ------------------------------------------------------------------------------------
     8,600   Smith, W.H. Group PLC                                                                         56,630
             ------------------------------------------------------------------------------------  ---------------
             Total                                                                                        124,582
             ------------------------------------------------------------------------------------  ---------------
             METALS-NON FERROUS--0.4%
             ------------------------------------------------------------------------------------
     1,300   RTZ Corp. PLC                                                                                 18,897
             ------------------------------------------------------------------------------------  ---------------



INTERNATIONAL STOCK FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
             FOREIGN EQUITY--CONTINUED
             ------------------------------------------------------------------------------------
             UNITED KINGDOM--CONTINUED
             ------------------------------------------------------------------------------------
             METALS-STEEL--0.4%
             ------------------------------------------------------------------------------------
     6,700   British Steel PLC                                                                      $      16,935
             ------------------------------------------------------------------------------------  ---------------
             MISCELLANEOUS MATERIALS & COMMODITIES--0.3%
             ------------------------------------------------------------------------------------
     4,600   Caradon PLC                                                                                   13,967
             ------------------------------------------------------------------------------------  ---------------
             MULTI-INDUSTRY--1.6%
             ------------------------------------------------------------------------------------
     7,600   BTR PLC                                                                                       38,714
             ------------------------------------------------------------------------------------
     8,300   Tomkins PLC                                                                                   36,286
             ------------------------------------------------------------------------------------  ---------------
             Total                                                                                         75,000
             ------------------------------------------------------------------------------------  ---------------
             TELECOMMUNICATIONS--1.6%
             ------------------------------------------------------------------------------------
     5,400   Cable & Wireless                                                                              38,661
             ------------------------------------------------------------------------------------
    10,000   Vodafone Group PLC                                                                            35,875
             ------------------------------------------------------------------------------------  ---------------
             Total                                                                                         74,536
             ------------------------------------------------------------------------------------  ---------------
             UTILITIES--ELECTRICAL & GAS--1.8%
             ------------------------------------------------------------------------------------
     4,700   British Gas PLC                                                                               18,540
             ------------------------------------------------------------------------------------
     4,500   National Power Co. PLC                                                                        31,414
             ------------------------------------------------------------------------------------
     6,600   Scottish Power PLC                                                                            37,925
             ------------------------------------------------------------------------------------  ---------------
             Total                                                                                         87,879
             ------------------------------------------------------------------------------------  ---------------
             TOTAL UNITED KINGDOM                                                                         766,192
             ------------------------------------------------------------------------------------  ---------------
             TOTAL FOREIGN EQUITY (IDENTIFIED COST $3,892,911)                                          4,014,476
             ------------------------------------------------------------------------------------  ---------------
PREFERRED STOCKS--1.2%
-------------------------------------------------------------------------------------------------
             GERMANY--1.2%
             ------------------------------------------------------------------------------------
             FOOD & HOUSEHOLD PRODUCTS--0.3%
             ------------------------------------------------------------------------------------
        38   Henkel KGaA--Vorzug, Pfd.                                                                     14,291
             ------------------------------------------------------------------------------------  ---------------
             HEALTH & PERSONAL CARE--0.3%
             ------------------------------------------------------------------------------------
        30   Wella AG, Pfd.                                                                                16,145
             ------------------------------------------------------------------------------------  ---------------



INTERNATIONAL STOCK FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
PREFERRED STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
             MACHINERY & ENGINEERING--0.6%
             ------------------------------------------------------------------------------------
        90   Gea AG, Pfd.                                                                           $      27,605
             ------------------------------------------------------------------------------------  ---------------
             TOTAL GERMANY                                                                                 58,041
             ------------------------------------------------------------------------------------  ---------------
             TOTAL PREFERRED STOCKS (IDENTIFIED COST $65,328)                                              58,041
             ------------------------------------------------------------------------------------  ---------------
 PRINCIPAL
  AMOUNT
                                                                 (B) REPURCHASE AGREEMENT--14.5%
-------------------------------------------------------------------------------------------------
$  690,000   J.P. Morgan Securities, Inc., 5.85%, dated 12/29/1995, due 1/2/1996
             (at amortized cost)                                                                          690,000
             ------------------------------------------------------------------------------------  ---------------
             TOTAL INVESTMENTS (IDENTIFIED COST $4,648,239) (C)                                    $    4,762,517
             ------------------------------------------------------------------------------------  ---------------


 (a) Non-income producing.

 (b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

 (c) The cost for federal income tax purposes amounts to $4,652,535. The net unrealized appreciation on a federal tax basis amounts to $109,982, which is comprised of $183,935 appreciation and $73,953 depreciation at December 31, 1995.

Note: The categories of investments are shown as a percentage of net assets ($4,759,559) at
      December 31, 1995.

The following acronyms are used throughout this portfolio:

ADR--American Depository Receipt
GDR--Global Depository Receipts
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)



INTERNATIONAL STOCK FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
----------------------------------------------------------------------------------------------------
Investments in repurchase agreements                                                    $    690,000
--------------------------------------------------------------------------------------
Investments in securities                                                                  4,072,517
--------------------------------------------------------------------------------------  ------------
Total investments in securities, at value
(identified cost $4,648,239 and tax cost $4,652,535)                                                  $  4,762,517
----------------------------------------------------------------------------------------------------
Cash denominated in foreign currencies (identified cost $1,661)                                              1,661
----------------------------------------------------------------------------------------------------
Cash                                                                                                         2,330
----------------------------------------------------------------------------------------------------
Income receivable                                                                                            3,930
----------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                  13,292
----------------------------------------------------------------------------------------------------  ------------
     Total assets                                                                                        4,783,730
----------------------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------------------
Payable for shares redeemed                                                                      181
--------------------------------------------------------------------------------------
Payable for taxes withheld                                                                       482
--------------------------------------------------------------------------------------
Accrued expenses                                                                              23,508
--------------------------------------------------------------------------------------  ------------
     Total liabilities                                                                                      24,171
----------------------------------------------------------------------------------------------------  ------------
NET ASSETS for 459,652 shares outstanding                                                             $  4,759,559
----------------------------------------------------------------------------------------------------  ------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------
Paid in capital                                                                                       $  4,632,634
----------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation of assets and liabilities in foreign
currency                                                                                                   114,269
----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                             (18,741)
----------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                         31,397
----------------------------------------------------------------------------------------------------  ------------
     Total Net Assets                                                                                 $  4,759,559
----------------------------------------------------------------------------------------------------  ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
----------------------------------------------------------------------------------------------------
$4,759,559 / 459,652 shares outstanding                                                                     $10.35
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


INTERNATIONAL STOCK FUND
STATEMENT OF OPERATIONS
PERIOD ENDED DECEMBER 31, 1995(A)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $1,148)                                                     $    8,482
------------------------------------------------------------------------------------------------------
Interest                                                                                                    26,991
------------------------------------------------------------------------------------------------------  ----------
     Total income                                                                                           35,473
------------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------------------
Investment advisory fee                                                                    $    12,476
-----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                       81,165
-----------------------------------------------------------------------------------------
Custodian fees                                                                                  24,779
-----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                         4,619
-----------------------------------------------------------------------------------------
Legal fees                                                                                         250
-----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                       27,110
-----------------------------------------------------------------------------------------
Share registration costs                                                                         1,918
-----------------------------------------------------------------------------------------
Printing and postage                                                                             1,116
-----------------------------------------------------------------------------------------
Insurance premiums                                                                               3,394
-----------------------------------------------------------------------------------------
Taxes                                                                                               35
-----------------------------------------------------------------------------------------
Miscellaneous                                                                                      805
-----------------------------------------------------------------------------------------  -----------
     Total expenses                                                                            157,667
-----------------------------------------------------------------------------------------
Waiver and reimbursements--
-----------------------------------------------------------------------------------------
  Waiver of investment advisory fee                                           ($   12,476)
----------------------------------------------------------------------------
  Reimbursement of other operating expenses                                      (130,021)
----------------------------------------------------------------------------  -----------
     Total waiver and reimbursements                                                          (142,497)
-----------------------------------------------------------------------------------------  -----------
          Net expenses                                                                                      15,170
------------------------------------------------------------------------------------------------------  ----------
               Net investment income                                                                        20,303
------------------------------------------------------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency transactions                                         (10,299)
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and translation of assets and liabilities in
foreign currency                                                                                           114,269
------------------------------------------------------------------------------------------------------  ----------
     Net realized and unrealized gain on investments and foreign currency                                  103,970
------------------------------------------------------------------------------------------------------  ----------
          Change in net assets resulting from operations                                                $  124,273
------------------------------------------------------------------------------------------------------  ----------


(a) For the period from May 5, 1995 (date of initial public investment) to December 31, 1995.

(See Notes which are an integral part of the Financial Statements)


INTERNATIONAL STOCK FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               PERIOD ENDED
                                                                                           DECEMBER 31, 1995(A)
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------------------------------
Net investment income                                                                          $      20,303
---------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency transactions ($17,096 net loss,
as computed for federal tax purposes)                                                                (10,299)
---------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and translation of assets and
liabilities in foreign currency                                                                      114,269
---------------------------------------------------------------------------------------        -------------
     Change in net assets resulting from operations                                                  124,273
---------------------------------------------------------------------------------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------------------------------
Distributions from net investment income                                                            --
---------------------------------------------------------------------------------------        -------------
SHARE TRANSACTIONS--
---------------------------------------------------------------------------------------
Proceeds from sale of shares                                                                       4,707,043
---------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                                                           --
---------------------------------------------------------------------------------------
Cost of shares redeemed                                                                              (71,757)
---------------------------------------------------------------------------------------        -------------
     Change in net assets resulting from share transactions                                        4,635,286
---------------------------------------------------------------------------------------        -------------
          Change in net assets                                                                     4,759,559
---------------------------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------------------------
Beginning of period                                                                                 --
---------------------------------------------------------------------------------------        -------------
End of period (including undistributed net investment income of $31,397)                       $   4,759,559
---------------------------------------------------------------------------------------        -------------


(a) For the period from May 5, 1995 (date of initial public investment) to December 31, 1995.

(See Notes which are an integral part of the Financial Statements)


INTERNATIONAL STOCK FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                               PERIOD ENDED
                                                                                           DECEMBER 31, 1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                             $   10.00
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------
  Net investment income                                                                               0.07
---------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                              0.28
---------------------------------------------------------------------------------------         -------
  Total from investment operations                                                                    0.35
---------------------------------------------------------------------------------------         -------
LESS DISTRIBUTIONS
---------------------------------------------------------------------------------------
  Distributions from net investment income                                                           --
---------------------------------------------------------------------------------------         -------
NET ASSET VALUE, END OF PERIOD                                                                   $   10.35
---------------------------------------------------------------------------------------         -------
TOTAL RETURN (B)                                                                                      3.50%
---------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------
  Expenses                                                                                            1.22%*
---------------------------------------------------------------------------------------
  Net investment income                                                                               1.63%*
---------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                   11.42%*
---------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                        $4,760
---------------------------------------------------------------------------------------
  Portfolio turnover                                                                                    34        %
---------------------------------------------------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from May 5, 1995 (date of initial public investment) to December 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)




INTERNATIONAL STOCK FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

1. ORGANIZATION

Insurance Management Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of International Stock Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Listed equity securities are valued at the last sale price reported on national security exchanges. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.


INTERNATIONAL STOCK FUND
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. At December 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $17,096, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR       EXPIRATION AMOUNT
       2003                 $17,096


     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     OTHER--Investment transactions are accounted for on the trade date.


INTERNATIONAL STOCK FUND
--------------------------------------------------------------------------------

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                                               PERIOD ENDED
                                                                                           DECEMBER 31, 1995(A)
Shares sold                                                                                        466,748
---------------------------------------------------------------------------------------
Shares issued to shareholders in payment
of distributions declared                                                                           --
---------------------------------------------------------------------------------------
Shares redeemed                                                                                     (7,096)
---------------------------------------------------------------------------------------         ----------
     Net change resulting from share transactions                                                  459,652
---------------------------------------------------------------------------------------         ----------


(a) For the period from May 5, 1995 (date of initial public investment) to December 31, 1995.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Global Research Corp., the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $15,465 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following the effective date. For the period ended December 31, 1995, the Fund paid $773 pursuant to this agreement.


INTERNATIONAL STOCK FUND
--------------------------------------------------------------------------------

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended December 31, 1995, were as follows:

PURCHASES                                                                                             $  4,494,929
----------------------------------------------------------------------------------------------------  ------------
SALES                                                                                                 $    517,949
----------------------------------------------------------------------------------------------------  ------------



INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees of the Insurance Management Series and the Shareholders of INTERNATIONAL STOCK FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of International Stock Fund (a portfolio of the Insurance Management Series) as of December 31, 1995, the related statement of operations, the statement of changes in net assets and financial highlights for the period. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of International Stock Fund as of December 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the period ended December 31, 1995 in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Pittsburgh, Pennsylvania
February 7, 1996



TRUSTEES                                               OFFICERS
--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       J. Christopher Donahue
William J. Copeland                                       President
J. Christopher Donahue                                    Edward C. Gonzales
James E. Dowd                                             Executive Vice President
Lawrence D. Ellis, M.D.                                   John W. McGonigle
Edward L. Flaherty, Jr.                                   Executive Vice President and Secretary
Peter E. Madden                                           Richard B. Fisher
Gregor F. Meyer                                           Vice President
John E. Murray, Jr.                                       David M. Taylor
Wesley W. Posvar                                          Treasurer
Marjorie P. Smuts                                         S. Elliott Cohan
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


--------------------------------------------------------------------------------
                                                                          GROWTH
--------------------------------------------------------------------------------
                                                                           STOCK
--------------------------------------------------------------------------------
                                                                            FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                   ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                               DECEMBER 31, 1995

                                                     Insurance Management Series



[LOGO] FEDERATED SECURITIES CORP.               --------------------------------
       DISTRIBUTOR
                                                --------------------------------
       A subsidiary of FEDERATED INVESTORS
                                                --------------------------------
       FEDERATED INVESTORS TOWER
       PITTSBURGH, PA 15222-3779                --------------------------------

       Cusip 458043700
       G00433-07 (2/96)    [RECYCLED LOGO]







PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Annual Report to Shareholders for Growth Stock Fund, a portfolio of Insurance Management Series. This report covers the period between November 9, 1995, when the fund first began operation, through December 31, 1995. The report begins with the management discussion and analysis by your fund's portfolio manager. Following the management discussion and analysis is a complete listing of the fund's holdings and its financial statements.

Growth Stock Fund is managed to help your money grow over the long-term. The fund's portfolio consists of U.S. stocks selected for their potential to grow in value. Many of these stocks are issued by well-known companies. At the end of the period, the fund's portfolio included stocks issued by Brunswick, Coca-Cola, Nike, Philip Morris, Viacom, Wendy's, Digital Equipment, Intel, Citicorp, Travelers Group, Johnson & Johnson, Lilly, Merck, Pfizer, Westinghouse Electric, Safeway, and AT&T, to name a few.

Thank you for participating in the growth opportunities of U.S. stocks through Growth Stock Fund. We look forward to keeping you informed about your investment's progress.

Sincerely,

J. Christopher Donahue
President
February 15, 1996




GROWTH STOCK FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS

The fourth quarter of 1995, the first quarter of Growth Stock Fund's existence, was marked by major changes in leadership among the various sectors within our investable universe. Most notably, after leading the market for the first three quarters of 1995, Technology was the worst performing sector in the fourth quarter. Health Care stocks, in a close second place through September 30, 1995, maintained their strength and led performance in the fourth quarter. Energy stocks were a big surprise as they were one of the worst performers through the first three quarters and yet were the second strongest during the last quarter. Various smaller, more cyclically sensitive sectors, which lagged through September, similarly did well to end the year. Finance stocks, also very strong through the third quarter of 1995, maintained strength and modestly outperformed the overall market. Retail stocks stayed weak.

The year also ended with markedly different performance between different sized stocks, as measured by the appropriate Standard & Poor's ("S&P") indexes: the S&P 500 Index* outperformed the S&P 400 Midcap Index* by 4.6%, which, in turn, outperformed the S&P 600 Smallcap Index* by almost 1.0%. This was in sharp contrast to the first three quarters of 1995, when the three S&P indexes traded basically in-line and had similar total returns at the end of October 1995.

The fund's technology exposure was a net drag on performance in the fourth quarter of 1995. The sector's negative effect on the fund was, however, somewhat muted (especially versus our peers in the universe of growth funds) thanks to a bias within our sector exposure toward defense technology and software, both of which held in fairly well. The fund benefited from having its second largest exposures in Health Care and Finance, which, as mentioned above, outperformed the overall market. The fund failed to benefit, at least on a relative basis, from the strong performance in Energy stocks and other more cyclically sensitive sectors, as the fund was initiated modestly underweighted in most of those areas.

Fund management is presently content with the way its exposures are allocated across sectors, as our heavier weightings are in sectors that we expect will experience the fastest earnings growth. We believe that the fund is properly situated with regard to the average market capitalization of its holdings. Despite the recent rally in the large-cap stocks, which does not appear to be the start of a longer-term trend, the mid-cap area offers the most attractive combination of growth potential, fair pricing and liquidity. We like the size and potential of stocks in the mid-cap range and do not foresee a major portfolio shift for the fund in the immediate future.
In the fourth quarter, value stocks modestly outperformed growth stocks, mildly bucking the trend of growth outperformance which had been in place since about July 1994. The trend paused in the

* The S&P 500 Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare the total returns of funds whose portfolios are invested primarily in common stocks. The S&P 400 Midcap Index is an unmanaged index of 400 middle capitalization stocks. The S&P 600 Smallcap Index is an unmanaged index of 600 smaller capitalization stocks. These indices are unmanaged and actual investments cannot be made in indices.


first quarter of 1995, as both styles traded up in tandem, but resumed in the second and third quarters with strong quarters for growth. In the face of more macro-economic printing about a slowing in the growth rate of the domestic economy, the market appears to be willing to bid up secular growth stocks more aggressively. Management believes the trend of growth outperformance will not be reversed, but will continue as the slowdown begins to be reflected in the earnings and fundamental reports from more cyclical companies. These reports could occur as we move through the next several quarters earnings announcements; consequently, the trend of growth doing better than value should continue into 1996.



GROWTH STOCK FUND
--------------------------------------------------------------------------------

                GROWTH OF $10,000 INVESTED IN GROWTH STOCK FUND

     The graph below illustrates the hypothetical investment of $10,000 in the Growth Stock Fund (the "Fund") from November 9, 1995 (start of performance) to December 31, 1995, compared to the Standard and Poor's 500 Index (S&P 500)+ and the Lipper Growth Fund Index (LGFI)++.



                    [Graphic representation A6 omitted. See Appendix."]



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 *The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LGFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

 +The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

++The LGFI is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The index is unmanaged.




GROWTH STOCK FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

   SHARES                                                                                                VALUE
COMMON STOCKS--90.5% -------------------------------------------------------------------------------------
              COMMERCIAL SERVICES--3.2%
              -------------------------------------------------------------------------------------
         100  Corrections Corp. America                                                              $       3,712
              -------------------------------------------------------------------------------------
         100  Olsten Corp.                                                                                   3,950
              -------------------------------------------------------------------------------------
         100  Reynolds & Reynolds Co., Class A                                                               3,888
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                         11,550
              -------------------------------------------------------------------------------------  -------------
              CONSUMER DURABLES--0.6%
              -------------------------------------------------------------------------------------
         100  Brunswick Corp.                                                                                2,400
              -------------------------------------------------------------------------------------  -------------
              CONSUMER NON-DURABLES--7.9%
              -------------------------------------------------------------------------------------
         100  Coca-Cola Co.                                                                                  7,425
              -------------------------------------------------------------------------------------
         100  Gymboree Corp.                                                                                 2,062
              -------------------------------------------------------------------------------------
         100  Nike, Inc., Class B                                                                            6,963
              -------------------------------------------------------------------------------------
         100  Oakley, Inc.                                                                                   3,400
              -------------------------------------------------------------------------------------
         100  Philip Morris Cos., Inc.                                                                       9,050
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                         28,900
              -------------------------------------------------------------------------------------  -------------
              CONSUMER SERVICES--3.1%
              -------------------------------------------------------------------------------------
         100  Service Corp. International                                                                    4,400
              -------------------------------------------------------------------------------------
         100  Viacom, Inc., Class B                                                                          4,738
              -------------------------------------------------------------------------------------
         100  Wendy's International, Inc.                                                                    2,125
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                         11,263
              -------------------------------------------------------------------------------------  -------------
              ELECTRONIC TECHNOLOGY--12.7%
              -------------------------------------------------------------------------------------
         100  Applied Materials, Inc.                                                                        3,937
              -------------------------------------------------------------------------------------
         100  Cisco Systems, Inc.                                                                            7,462
              -------------------------------------------------------------------------------------
         100  Digital Equipment Corp.                                                                        6,412
              -------------------------------------------------------------------------------------
         100  Ericsson LM                                                                                    1,950
              -------------------------------------------------------------------------------------
         100  Intel Corp.                                                                                    5,675
              -------------------------------------------------------------------------------------
         100  LSI Logic Corp.                                                                                3,275
              -------------------------------------------------------------------------------------



GROWTH STOCK FUND
--------------------------------------------------------------------------------

   SHARES                                                                                                VALUE
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------------
              ELECTRONIC TECHNOLOGY--CONTINUED
              -------------------------------------------------------------------------------------
         100  Loral Corp.                                                                            $       3,537
              -------------------------------------------------------------------------------------
         100  Nokia (AB), ADR                                                                                3,888
              -------------------------------------------------------------------------------------
         100  Pairgain Technologies, Inc.                                                                    5,475
              -------------------------------------------------------------------------------------
         100  Texas Instruments, Inc.                                                                        5,175
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                         46,786
              -------------------------------------------------------------------------------------  -------------
              ENERGY MINERALS--3.4%
              -------------------------------------------------------------------------------------
         100  British Petroleum, Ltd., ADR                                                                  10,212
              -------------------------------------------------------------------------------------
         100  YPF Sociedad Anonima, ADR                                                                      2,163
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                         12,375
              -------------------------------------------------------------------------------------  -------------
              FINANCE--15.4%
              -------------------------------------------------------------------------------------
         100  Aflac, Inc.                                                                                    4,337
              -------------------------------------------------------------------------------------
         100  Amerin Corp.                                                                                   2,675
              -------------------------------------------------------------------------------------
         100  Bank of New York Co., Inc.                                                                     4,875
              -------------------------------------------------------------------------------------
         100  Citicorp                                                                                       6,725
              -------------------------------------------------------------------------------------
         100  MBNA Corp.                                                                                     3,687
              -------------------------------------------------------------------------------------
         100  MGIC Investment Corp.                                                                          5,425
              -------------------------------------------------------------------------------------
         100  Mellon Bank Corp.                                                                              5,375
              -------------------------------------------------------------------------------------
         100  NationsBank Corp.                                                                              6,963
              -------------------------------------------------------------------------------------
         100  Schwab (Charles) Corp.                                                                         2,013
              -------------------------------------------------------------------------------------
         100  Sunamerica, Inc.                                                                               4,750
              -------------------------------------------------------------------------------------
         100  TCF Financial Corp.                                                                            3,313
              -------------------------------------------------------------------------------------
         100  Travelers Group, Inc.                                                                          6,288
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                         56,426
              -------------------------------------------------------------------------------------  -------------
              HEALTH SERVICES--1.8%
              -------------------------------------------------------------------------------------
         100  Foundation Health Corp                                                                         4,300
              -------------------------------------------------------------------------------------
         100  Ornda Healthcorp                                                                               2,325
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                          6,625
              -------------------------------------------------------------------------------------  -------------



GROWTH STOCK FUND
--------------------------------------------------------------------------------

   SHARES                                                                                                VALUE
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------------
              HEALTH TECHNOLOGY--15.6%
              -------------------------------------------------------------------------------------
         100  Amgen, Inc.                                                                            $       5,937
              -------------------------------------------------------------------------------------
         100  Genzyme Corp.                                                                                  6,237
              -------------------------------------------------------------------------------------
         100  Johnson & Johnson                                                                              8,562
              -------------------------------------------------------------------------------------
         200  Lilly (Eli) & Co.                                                                             11,250
              -------------------------------------------------------------------------------------
         100  Medtronic, Inc.                                                                                5,587
              -------------------------------------------------------------------------------------
         100  Merck & Co., Inc.                                                                              6,575
              -------------------------------------------------------------------------------------
         100  Mylan Laboratories, Inc.                                                                       2,350
              -------------------------------------------------------------------------------------
         100  Pfizer, Inc.                                                                                   6,300
              -------------------------------------------------------------------------------------
         100  Teva Pharmaceutical Industries, Ltd., ADR                                                      4,638
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                         57,436
              -------------------------------------------------------------------------------------  -------------
              INDUSTRIAL SERVICES--2.6%
              -------------------------------------------------------------------------------------
         100  Coflexip, ADR                                                                                  1,887
              -------------------------------------------------------------------------------------
         100  Global Marine, Inc.                                                                              875
              -------------------------------------------------------------------------------------
         100  USA Waste Services, Inc.                                                                       1,888
              -------------------------------------------------------------------------------------
         100  Western Atlas, Inc.                                                                            5,050
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                          9,700
              -------------------------------------------------------------------------------------  -------------
              NON-ENERGY MINERALS--2.8%
              -------------------------------------------------------------------------------------
         100  Potash Corporation of Saskatchewan, Inc.                                                       7,088
              -------------------------------------------------------------------------------------
         100  UCAR Global Enterprises, Inc.                                                                  3,375
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                         10,463
              -------------------------------------------------------------------------------------  -------------
              PROCESS INDUSTRIES--0.9%
              -------------------------------------------------------------------------------------
         100  Praxair, Inc.                                                                                  3,363
              -------------------------------------------------------------------------------------  -------------
              PRODUCER MANUFACTURING--4.5%
              -------------------------------------------------------------------------------------
         100  American Standard Cos.                                                                         2,800
              -------------------------------------------------------------------------------------
         100  Greenfield Industries, Inc.                                                                    3,125
              -------------------------------------------------------------------------------------
         100  Magna International, Inc., Class A                                                             4,325
              -------------------------------------------------------------------------------------
         100  Thermo Electron Corp.                                                                          5,200
              -------------------------------------------------------------------------------------



GROWTH STOCK FUND
--------------------------------------------------------------------------------

   SHARES                                                                                                VALUE
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------------
              PRODUCER MANUFACTURING--CONTINUED
              -------------------------------------------------------------------------------------
         100  Westinghouse Air Brake Co.                                                             $       1,063
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                         16,513
              -------------------------------------------------------------------------------------  -------------
              RETAIL TRADE--2.8%
              -------------------------------------------------------------------------------------
         100  Premark International, Inc.                                                                    5,063
              -------------------------------------------------------------------------------------
         100  Safeway, Inc.                                                                                  5,150
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                         10,213
              -------------------------------------------------------------------------------------  -------------
              TECHNOLOGY SERVICES--2.7%
              -------------------------------------------------------------------------------------
         100  (a)DST Systems, Inc.                                                                           2,850
              -------------------------------------------------------------------------------------
         100  FTP Software, Inc.                                                                             2,900
              -------------------------------------------------------------------------------------
         100  Oracle Corp.                                                                                   4,238
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                          9,988
              -------------------------------------------------------------------------------------  -------------
              TRANSPORTATION--2.0%
              -------------------------------------------------------------------------------------
         100  Delta Air Lines, Inc.                                                                          7,387
              -------------------------------------------------------------------------------------  -------------
              UNASSIGNED--0.7%
              -------------------------------------------------------------------------------------
         100  MSC Industrial Direct Co.                                                                      2,750
              -------------------------------------------------------------------------------------  -------------
              UTILITIES--7.8%
              -------------------------------------------------------------------------------------
         100  AT&T Corp.                                                                                     6,475
              -------------------------------------------------------------------------------------
         100  CMS Energy Corp.                                                                               2,987
              -------------------------------------------------------------------------------------
         100  FPL Group, Inc.                                                                                4,637
              -------------------------------------------------------------------------------------
         200  MCI Communications Corp.                                                                       5,225
              -------------------------------------------------------------------------------------
         100  PanAmSat Corp.                                                                                 2,206
              -------------------------------------------------------------------------------------
         100  Sonat, Inc.                                                                                    3,563
              -------------------------------------------------------------------------------------
         100  Vodafone Group PLC, ADR                                                                        3,526
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                         28,619
              -------------------------------------------------------------------------------------  -------------
              TOTAL COMMON STOCKS (IDENTIFIED COST $325,141)                                               332,757
              -------------------------------------------------------------------------------------  -------------



GROWTH STOCK FUND
--------------------------------------------------------------------------------

   SHARES                                                                                                VALUE
PREFERRED STOCK--1.1%
---------------------------------------------------------------------------------------------------
              FINANCE--1.1%
              -------------------------------------------------------------------------------------
         100  First USA, Inc., Cumulative PRIDES, $1.99 (identified cost $3,994)                     $       3,950
              -------------------------------------------------------------------------------------  -------------
              TOTAL INVESTMENTS (IDENTIFIED COST $329,135)(B)                                        $     336,707
              -------------------------------------------------------------------------------------  -------------


 (a) Non-income producing.

(b) The cost of investments for federal tax purposes amounts to $329,135. The net unrealized appreciation on a federal tax cost basis amounts to $7,572, and is comprised of $13,451 appreciation and $5,879 depreciation at December 31, 1995.

Note: The categories of investments are shown as a percentage of net assets ($367,532) at
      December 31, 1995.

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt
PLC--Public Limited Company
PRIDES--Preferred Redeemable Increased Dividend Equity Securities

(See Notes which are an integral part of the Financial Statements)



GROWTH STOCK FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $329,135)                            $  336,707
------------------------------------------------------------------------------------------------------
Cash                                                                                                        56,898
------------------------------------------------------------------------------------------------------
Income receivable                                                                                              283
------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                              5,767
------------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                  12,480
------------------------------------------------------------------------------------------------------  ----------
     Total assets                                                                                          412,135
------------------------------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                            $  39,343
-------------------------------------------------------------------------------------------
Accrued expenses                                                                                 5,260
-------------------------------------------------------------------------------------------  ---------
     Total liabilities                                                                                      44,603
------------------------------------------------------------------------------------------------------  ----------
NET ASSETS for 35,686 shares outstanding                                                                $  367,532
------------------------------------------------------------------------------------------------------  ----------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid in capital                                                                                         $  359,233
------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                                   7,572
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                                  (368)
------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                          1,095
------------------------------------------------------------------------------------------------------  ----------
     Total Net Assets                                                                                   $  367,532
------------------------------------------------------------------------------------------------------  ----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------------------------------------------
$367,532 / 35,686 shares outstanding                                                                        $10.30
------------------------------------------------------------------------------------------------------  ----------


(See Notes which are an integral part of the Financial Statements)


GROWTH STOCK FUND
STATEMENT OF OPERATIONS
PERIOD ENDED DECEMBER 31, 1995*
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $9)                                                          $     382
-------------------------------------------------------------------------------------------------------
Interest                                                                                                       470
-------------------------------------------------------------------------------------------------------  ---------
     Total income                                                                                              852
-------------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------------------------
Investment advisory fee                                                                       $     231
--------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                        17,808
--------------------------------------------------------------------------------------------
Custodian fees                                                                                    2,821
--------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                            114
--------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                         2,000
--------------------------------------------------------------------------------------------
Share registration costs                                                                            480
--------------------------------------------------------------------------------------------
Printing and postage                                                                                521
--------------------------------------------------------------------------------------------  ---------
     Total expenses                                                                              23,975
--------------------------------------------------------------------------------------------
Waivers and reimbursements--
--------------------------------------------------------------------------------------------
  Waiver of investment advisory fee                                                    ($231)
---------------------------------------------------------------------------------
  Reimbursement of other operating expenses                                          (23,481)
---------------------------------------------------------------------------------  ---------
     Total waivers and reimbursements                                                           (23,712)
--------------------------------------------------------------------------------------------  ---------
          Net expenses                                                                                         263
-------------------------------------------------------------------------------------------------------  ---------
               Net investment income                                                                           589
-------------------------------------------------------------------------------------------------------  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                              (368)
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                         7,572
-------------------------------------------------------------------------------------------------------  ---------
     Net realized and unrealized gain on investments                                                         7,204
-------------------------------------------------------------------------------------------------------  ---------
          Change in net assets resulting from operations                                                 $   7,793
-------------------------------------------------------------------------------------------------------  ---------


* For the period from November 9, 1995 (date of initial public investment) to December 31, 1995.

(See Notes which are an integral part of the Financial Statements)


GROWTH STOCK FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               PERIOD ENDED
                                                                                           DECEMBER 31, 1995(A)
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------------------------------
Net investment income                                                                           $       589
---------------------------------------------------------------------------------------
Net realized gain (loss) on investments ($368 net loss as computed for federal tax
purposes)                                                                                              (368)
---------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                                  7,572
---------------------------------------------------------------------------------------         -----------
     Change in net assets resulting from operations                                                   7,793
---------------------------------------------------------------------------------------         -----------
NET EQUALIZATION CREDITS (DEBITS) --                                                                    506
---------------------------------------------------------------------------------------         -----------
SHARE TRANSACTIONS (EXCLUSIVE OF AMOUNTS ALLOCATED TO NET INVESTMENT INCOME) --
---------------------------------------------------------------------------------------
Proceeds from sale of shares                                                                        365,048
---------------------------------------------------------------------------------------
Cost of shares redeemed                                                                              (5,815)
---------------------------------------------------------------------------------------         -----------
     Change in net assets resulting from share transactions                                         359,233
---------------------------------------------------------------------------------------         -----------
          Change in net assets                                                                      367,532
---------------------------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------------------------
Beginning of period                                                                                       0
---------------------------------------------------------------------------------------         -----------
End of period (including undistributed net investment income of $1,095)                         $   367,532
---------------------------------------------------------------------------------------         -----------


(a) For the period from November 9, 1995 (date of initial public investment) to December 31, 1995.

(See Notes which are an integral part of the Financial Statements)


GROWTH STOCK FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                               PERIOD ENDED
                                                                                           DECEMBER 31, 1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                             $ 10.00
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------
  Net investment income                                                                            0.03
---------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                           0.27
---------------------------------------------------------------------------------------         -------
  Total from investment operations                                                                 0.30
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                   $10.30
---------------------------------------------------------------------------------------         -------
TOTAL RETURN (B)                                                                                   3.00%
---------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------
  Expenses                                                                                       0.85%*
---------------------------------------------------------------------------------------
  Net investment income                                                                          1.91%*
---------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                              76.95%*
---------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
  Net assets, end of period
  (000 omitted)                                                                                  $368
---------------------------------------------------------------------------------------
  Portfolio turnover                                                                                4%
---------------------------------------------------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from November 9, 1995 (date of initial public investment) to December 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)




GROWTH STOCK FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Insurance Management Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Growth Stock Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.
(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Listed equity securities are valued at the last sale price reported on national security exchanges. All other securities are valued at prices provided by an independent pricing service.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At December 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $368, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR       EXPIRATION AMOUNT
       2003                  $368


     Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.


GROWTH STOCK FUND
--------------------------------------------------------------------------------

     EQUALIZATION--The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CONCENTRATION OF CREDIT RISK--The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligatioins. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

     At December 31, 1995, the portfolio was diversified with the following countries:

    COUNTRY         % OF NET ASSETS
Argentina                 1.3
Canada                    1.9
Finland                   1.1
France                    0.5
Great Britain             3.7
Israel                    1.3
Sweden                    0.5


     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized


GROWTH STOCK FUND
--------------------------------------------------------------------------------
     between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     OTHER--Investment transactions are accounted for on the trade date.
(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                                               PERIOD ENDED
                                                                                           DECEMBER 31, 1995 (A)
Shares sold                                                                                         36,267
--------------------------------------------------------------------------------------
Shares redeemed                                                                                       (581)
--------------------------------------------------------------------------------------             -------
     Net change resulting from share transactions                                                   35,686
--------------------------------------------------------------------------------------             -------


(a) For the period from November 9, 1995 (date of initial public investment) to December 31, 1995.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .75 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.


GROWTH STOCK FUND
--------------------------------------------------------------------------------
PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended December 31, 1995, were as follows:

------------------------------------------------------------------------------------------------------
PURCHASES                                                                                               $  338,891
------------------------------------------------------------------------------------------------------  ----------
SALES                                                                                                   $    9,389
------------------------------------------------------------------------------------------------------  ----------



INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees of the Insurance Management Series and the Shareholders of GROWTH STOCK FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Growth Stock Fund (a portfolio of the Insurance Management Series) as of December 31, 1995, the related statement of operations, the statement of changes in net assets and financial highlights for the period ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Growth Stock Fund as of December 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the period ended Decem-ber 31, 1995 in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Pittsburgh, Pennsylvania
February 7, 1996



TRUSTEES                                               OFFICERS
--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       J. Christopher Donahue
William J. Copeland                                       President
J. Christopher Donahue                                    Edward C. Gonzales
James E. Dowd                                             Executive Vice President
Lawrence D. Ellis, M.D.                                   John W. McGonigle
Edward L. Flaherty, Jr.                                   Executive Vice President and Secretary
Peter E. Madden                                           Richard B. Fisher
Gregor F. Meyer                                           Vice President
John E. Murray, Jr.                                       David M. Taylor
Wesley W. Posvar                                          Treasurer
Marjorie P. Smuts                                         S. Elliott Cohan
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk,
including the possible loss of principal.   This report is authorized for
distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


                                   APPENDIX


A1. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Equity Growth and Income Fund ( the "Fund") is represented by a solid line. The Standard & Poor's 500 Index (the "S&P 500") is represented by a broken solid line and the Lipper Growth and Income Funds Average ("LGIFA") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the S&P 500 and the LGIFA. The "x" axis reflects computation periods from 2/10/94 to 12/31/95. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500 and the LGIFA; the ending values were $13,227, $13,824, and $12,778, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Average Annual Total Returns for the period ended 12/31/95; beginning with the start of performance date of the Fund (2/10/94), and the one-year period thereafter; the Average Annual Total Returns were 16.19% and 33.71%, respectively.
A2. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Utility Fund ( the "Fund") is represented by a solid line. The Standard & Poor's 500 Index (the "S&P 500") is represented by a broken solid line and the Standard & Poor's Utility Index ("SPUX") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the S&P 500 and the SPUX. The "x" axis reflects computation periods from 2/10/94 to 12/31/95. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500 and the SPUX; the ending values were $12,002, $13,824, and $13,053, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Average Annual Total Returns for the period ended 12/31/95; beginning with the start of performance date of the Fund (2/10/94), and the one-year period thereafter; the Average Annual Total Returns were 10.14% and 24.18%, respectively.


A3. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The U.S. Goverment Bond Fund ( the "Fund") is represented by a solid line. The Lipper U.S. Mortgage Funds Average (the "LUSMFA") is represented by a broken solid line and Lehman Brothers 5 Year Treasury Bellwether Index (the "LB5TB") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the LUSMFA and the LB5TB. The "x" axis reflects computation periods from 3/28/94 to 12/31/95. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LUSMFA and the LB5TB; the ending values were $11,162, $11,458, and $11,561, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Average Annual Total Returns for the period ended 12/31/95; beginning with the start of performance date of the Fund (3/28/94), and the one-year period thereafter; the Average Annual Total Returns were 6.44% and 8.77%, respectively.


A4. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Corporate Bond Fund ( the "Fund") is represented by a solid line. The Lehman Brothers Single B Rated Index (the "LBSBRI") is represented by a broken solid line and the Lipper High Yields Fund Average (the "LHCYFA") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the LBSBRI and the LHCYFA. The "x" axis reflects computation periods from 3/1/94 to 12/31/95. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBSBRI and the LHCYFA; the ending values were $11,603, $11,442, and $10,954, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Average Annual Total Returns for the period ended 12/31/95; beginning with the start of performance date of the Fund (3/1/94), and the one-year period thereafter; the Average Annual Total Returns were 8.45% and 20.38%, respectively.


A5. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The International Stock Fund ( the "Fund") is represented by a solid line. The Morgan Stanley Capital International Europe Austrailia Far East Index (the "EAFE") is represented by a broken solid line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the EAFE. The "x" axis reflects computation periods from 5/8/95 to 12/31/95. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the EAFE; the ending values were $10,350 and $10,522, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Average Annual Total Return (cumulative) for the period from 5/8/95 (start of performance) to 12/31/95; the Average Annual Total Return was 3.50%.


A6. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Growth Stock Fund ( the "Fund") is represented by a solid line. The Lipper Growth Fund Index (the "LGFI") is represented by a broken solid line and the The Standard & Poor's 500 Index (the "S&P 500") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the LGFI and the S&P 500. The "x" axis reflects computation periods from 11/9/95 to 12/31/95. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LGFI and the S&P 500; the ending values were $10,300, $10,291, and $10,640, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Average Annual Total Return (cumulative) for the period from 11/9/95 (start of